UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23731

BONDBLOXX ETF TRUST

(Exact name of registrant as specified in charter)

1100 Larkspur Landing Circle, Suite 395 Larkspur, CA 94939

(Address of principal executive offices)(Zip code)

BondBloxx Investment Management Corporation

1100 Larkspur Landing Circle, Suite 395

Larkspur, CA 94939

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end:

October 31

Date of reporting period:

April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BondBloxx Semi-Annual
Report to Shareholders

April 30, 2022

XHYC BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

XHYD BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

XHYI BondBloxx USD High Yield Bond Industrial Sector ETF

XHYE BondBloxx USD High Yield Bond Energy Sector ETF

XHYF BondBloxx USD High Yield Bond Financial & REIT Sector ETF

XHYH BondBloxx USD High Yield Bond Healthcare Sector ETF

XHYT BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Table of Contents

Fund Expense Examples	1
Portfolio of Investments
BondBloxx USD High Yield Bond Industrial Sector ETF	3
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	13
BondBloxx USD High Yield Bond Healthcare Sector ETF	19
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	23
BondBloxx USD High Yield Bond Energy Sector ETF	29
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	36
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	43
Statements of Assets and Liabilities	48
Statements of Operations	50
Statements of Changes in Net Assets	52
Financial Highlights	54
Notes to the Financial Statements	56
Board Approval of Investment Advisory Agreement	64
Board of Trustees and Executive Officers	66
Supplemental Information	68
General Information	69

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $1,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 2/15/2022(1)	Ending Account Value 4/30/2022	Annualized Expense Ratios for the Period 4/30/2022	Expenses Paid During the Period(2) 4/30/2022
BondBloxx USD High Yield Bond
Industrial Sector ETF
Actual Expenses	$1,000.00	$961.74	0.35%	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,009.43	0.35%	$0.71
BondBloxx USD High Yield Bond
Telecom, Media & Technology Sector ETF
Actual Expenses	$1,000.00	$955.88	0.35%	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,009.43	0.35%	$0.71
BondBloxx USD High Yield Bond
Healthcare Sector ETF
Actual Expenses	$1,000.00	$957.67	0.35%	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,009.43	0.35%	$0.71

(1)  The Funds commenced investment operations on February 15, 2022.

(2)  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 74/365 (the number of days in the period, then divided by 365).

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

Fund	Beginning Account Value 2/15/2022(1)	Ending Account Value 4/30/2022	Annualized Expense Ratios for the Period 4/30/2022	Expenses Paid During the Period(2) 4/30/2022
BondBloxx USD High Yield Bond
Financial & REIT Sector ETF
Actual Expenses	$1,000.00	$959.92	0.35%	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,009.43	0.35%	$0.71
BondBloxx USD High Yield Bond
Energy Sector ETF
Actual Expenses	$1,000.00	$983.61	0.35%	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,009.43	0.35%	$0.71
BondBloxx USD High Yield Bond
Consumer Cyclicals Sector ETF
Actual Expenses	$1,000.00	$958.78	0.35%	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,009.43	0.35%	$0.71
BondBloxx USD High Yield Bond
Consumer Non-Cyclicals Sector ETF
Actual Expenses	$1,000.00	$951.07	0.35%	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,009.43	0.35%	$0.71

(1)  The Funds commenced investment operations on February 15, 2022.

(2)  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 74/365 (the number of days in the period, then divided by 365).

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS - 96.7%
ADVERTISING - 0.1%
Summer BC Bidco B LLC (1)	5.50	10/31/26	$5,000	$4,808
AEROSPACE/DEFENSE - 10.3%
Bombardier, Inc. (1)	6.00	02/15/28	15,000	12,995
Bombardier, Inc. (1)	7.13	06/15/26	15,000	13,818
Bombardier, Inc. (1)	7.45	05/01/34	15,000	14,325
Bombardier, Inc. (1)	7.50	12/01/24	15,000	14,947
Bombardier, Inc. (1)	7.50	03/15/25	25,000	24,284
Bombardier, Inc. (1)	7.88	04/15/27	40,000	37,312
Hexcel Corp.	4.20	02/15/27	10,000	9,818
Howmet Aerospace, Inc.	3.00	01/15/29	20,000	17,479
Howmet Aerospace, Inc.	5.13	10/01/24	25,000	25,469
Howmet Aerospace, Inc.	5.90	02/01/27	10,000	10,275
Howmet Aerospace, Inc.	5.95	02/01/37	10,000	10,122
Howmet Aerospace, Inc.	6.88	05/01/25	20,000	21,177
Moog, Inc. (1)	4.25	12/15/27	10,000	9,324
Rolls-Royce PLC (1)	3.63	10/14/25	35,000	32,944
Rolls-Royce PLC (1)	5.75	10/15/27	15,000	14,485
Spirit AeroSystems, Inc.	4.60	06/15/28	10,000	8,658
Spirit AeroSystems, Inc. (1)	5.50	01/15/25	15,000	14,869
Spirit AeroSystems, Inc. (1)	7.50	04/15/25	35,000	35,487
TransDigm, Inc.	4.63	01/15/29	60,000	52,280
TransDigm, Inc.	5.50	11/15/27	30,000	27,548
TransDigm, Inc. (1)	6.25	03/15/26	85,000	84,670
TransDigm, Inc.	6.38	06/15/26	25,000	24,718
TransDigm, Inc. (1)	8.00	12/15/25	40,000	41,683
Triumph Group, Inc. (1)	6.25	09/15/24	15,000	14,459
Triumph Group, Inc.	7.75	08/15/25	5,000	4,869
Triumph Group, Inc. (1)	8.88	06/01/24	10,000	10,361
				588,376
AIRLINES - 7.3%
Air Canada (1)	3.88	08/15/26	15,000	13,886
American Airlines Group, Inc. (1)	3.75	03/01/25	15,000	13,410
American Airlines, Inc. (1)	11.75	07/15/25	55,000	63,356
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (1)	5.50	04/20/26	65,000	64,507
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (1)	5.75	04/20/29	55,000	53,086
Delta Air Lines, Inc.	2.90	10/28/24	20,000	19,099
Delta Air Lines, Inc.	3.75	10/28/29	10,000	8,838
Delta Air Lines, Inc.	4.38	04/19/28	10,000	9,372
Delta Air Lines, Inc.	7.38	01/15/26	15,000	15,993
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (1)	5.75	01/20/26	30,000	29,299
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (1)	8.00	09/20/25	25,000	26,433
United Airlines Holdings, Inc.	4.88	01/15/25	25,000	24,155
United Airlines, Inc. (1)	4.38	04/15/26	25,000	24,162
United Airlines, Inc. (1)	4.63	04/15/29	45,000	41,352
VistaJet Malta Finance PLC/XO Management Holding Inc.	7.88	05/01/27	10,000	9,425
				416,373

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS - 0.3%
PM General Purchaser LLC (1)	9.50	10/01/28	$20,000	$19,326
AUTO PARTS & EQUIPMENT - 0.6%
Dornoch Debt Merger Sub, Inc. (1)	6.63	10/15/29	20,000	16,425
Titan International, Inc.	7.00	04/30/28	20,000	19,625
				36,050
BUILDING MATERIALS - 5.0%
Builders FirstSource, Inc. (1)	4.25	02/01/32	15,000	12,829
Builders FirstSource, Inc. (1)	5.00	03/01/30	25,000	23,159
Builders FirstSource, Inc. (1)	6.75	06/01/27	20,000	20,651
Cornerstone Building Brands, Inc. (1)	6.13	01/15/29	10,000	8,333
CP Atlas Buyer, Inc. (1)	7.00	12/01/28	15,000	12,549
Eco Material Technologies, Inc. (1)	7.88	01/31/27	10,000	9,694
Griffon Corp.	5.75	03/01/28	15,000	13,416
JELD-WEN, Inc. (1)	4.63	12/15/25	15,000	14,158
Louisiana-Pacific Corp. (1)	3.63	03/15/29	5,000	4,307
Masonite International Corp. (1)	3.50	02/15/30	10,000	8,439
MIWD Holdco II LLC/MIWD Finance Corp. (1)	5.50	02/01/30	15,000	12,993
New Enterprise Stone & Lime Co., Inc. (1)	5.25	07/15/28	15,000	13,730
Oscar AcquisitionCo LLC	9.50	04/15/32	15,000	13,705
PGT Innovations, Inc. (1)	4.38	10/01/29	10,000	8,787
SRM Escrow Issuer LLC (1)	6.00	11/01/28	15,000	14,425
Standard Industries, Inc./NJ (1)	3.38	01/15/31	15,000	12,001
Standard Industries, Inc./NJ (1)	4.38	07/15/30	30,000	25,050
Standard Industries, Inc./NJ (1)	4.75	01/15/28	25,000	23,035
Standard Industries, Inc./NJ (1)	5.00	02/15/27	20,000	18,973
Summit Materials LLC/Summit Materials Finance Corp. (1)	5.25	01/15/29	15,000	14,090
				284,324
CHEMICALS - 9.0%
Ashland LLC (1)	3.38	09/01/31	20,000	17,331
ASP Unifrax Holdings, Inc. (1)	5.25	09/30/28	15,000	13,249
ASP Unifrax Holdings, Inc. (1)	7.50	09/30/29	5,000	4,107
Axalta Coating Systems LLC (1)	3.38	02/15/29	15,000	12,999
Chemours Co. (1)	4.63	11/15/29	20,000	17,352
Chemours Co.	5.38	05/15/27	15,000	14,492
Chemours Co. (1)	5.75	11/15/28	15,000	14,080
Cornerstone Chemical Co. (1)	6.75	08/15/24	15,000	13,348
CVR Partners LP/CVR Nitrogen Finance Corp. (1)	6.13	06/15/28	10,000	9,814
Element Solutions, Inc. (1)	3.88	09/01/28	10,000	8,952
EverArc Escrow Sarl (1)	5.00	10/30/29	10,000	8,781
HB Fuller Co.	4.00	02/15/27	10,000	9,412
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (1)	9.00	07/01/28	10,000	9,512
Ingevity Corp. (1)	3.88	11/01/28	15,000	13,445
LSF11 A5 HoldCo LLC (1)	6.63	10/15/29	5,000	4,362
NOVA Chemicals Corp. (1)	4.25	05/15/29	10,000	8,668
NOVA Chemicals Corp. (1)	4.88	06/01/24	20,000	19,751
NOVA Chemicals Corp. (1)	5.00	05/01/25	25,000	24,782

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS - 9.0% (Continued)
NOVA Chemicals Corp. (1)	5.25	06/01/27	$15,000	$14,230
Nufarm Australia Ltd./Nufarm Americas, Inc. (1)	5.00	01/27/30	10,000	9,465
Olin Corp.	5.13	09/15/27	20,000	19,838
Olin Corp.	5.63	08/01/29	25,000	24,652
Olympus Water US Holding Corp. (1)	4.25	10/01/28	15,000	13,279
PMHC II, Inc. (1)	9.00	02/15/30	10,000	8,063
Polar US Borrower LLC/Schenectady International Group, Inc. (1)	6.75	05/15/26	5,000	4,084
Rain CII Carbon LLC/CII Carbon Corp. (1)	7.25	04/01/25	15,000	14,459
Rayonier AM Products, Inc. (1)	7.63	01/15/26	10,000	9,510
SCIH Salt Holdings, Inc. (1)	4.88	05/01/28	35,000	30,297
SCIH Salt Holdings, Inc. (1)	6.63	05/01/29	10,000	7,989
SCIL IV LLC/SCIL USA Holdings LLC (1)	5.38	11/01/26	10,000	9,138
SPCM SA (1)	3.13	03/15/27	10,000	8,837
TPC Group, Inc. (1)	10.50	08/01/24	15,000	5,028
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (1)	5.38	09/01/25	15,000	14,497
Tronox, Inc. (1)	4.63	03/15/29	20,000	17,874
Valvoline, Inc. (1)	3.63	06/15/31	15,000	12,215
Valvoline, Inc. (1)	4.25	02/15/30	15,000	13,040
Venator Finance Sarl/Venator Materials LLC (1)	5.75	07/15/25	10,000	8,214
WR Grace Holdings LLC (1)	4.88	06/15/27	10,000	9,415
WR Grace Holdings LLC (1)	5.63	08/15/29	40,000	34,176
				512,737
COAL - 0.6%
Natural Resource Partners LP/NRP Finance Corp. (1)	9.13	06/30/25	15,000	15,335
Peabody Energy Corp. (1)	6.38	03/31/25	2,000	1,963
SunCoke Energy, Inc. (1)	4.88	06/30/29	10,000	8,978
Warrior Met Coal, Inc. (1)	7.88	12/01/28	5,000	5,239
				31,515
COMMERCIAL SERVICES - 14.8%
ADT Security Corp.	4.13	06/15/23	15,000	14,929
ADT Security Corp. (1)	4.13	08/01/29	20,000	17,015
ADT Security Corp. (1)	4.88	07/15/32	20,000	16,964
Adtalem Global Education, Inc. (1)	5.50	03/01/28	13,000	11,952
Ahern Rentals, Inc. (1)	7.38	05/15/23	15,000	14,175
Albion Financing 1 SARL/Aggreko Holdings, Inc. (1)	6.13	10/15/26	15,000	13,977
Allied Universal Holdco LLC/Allied Universal Finance Corp. (1)	6.00	06/01/29	35,000	29,007
Allied Universal Holdco LLC/Allied Universal Finance Corp. (1)	6.63	07/15/26	30,000	29,028
Allied Universal Holdco LLC/Allied Universal Finance Corp. (1)	9.75	07/15/27	30,000	29,158
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (1)	4.63	06/01/28	25,000	22,154
APi Escrow Corp. (1)	4.75	10/15/29	20,000	18,028
Aptim Corp. (1)	7.75	06/15/25	15,000	11,775
APX Group, Inc. (1)	5.75	07/15/29	25,000	20,516
APX Group, Inc. (1)	6.75	02/15/27	10,000	9,926
ASGN, Inc. (1)	4.63	05/15/28	10,000	9,304
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (1)	4.75	04/01/28	20,000	18,580
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (1)	5.38	03/01/29	15,000	14,080
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (1)	5.75	07/15/27	10,000	9,812

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES - 14.8% (Continued)
Brink's Co. (1)	4.63	10/15/27	$15,000	$14,231
CoreLogic, Inc. (1)	4.50	05/01/28	10,000	8,874
Garda World Security Corp. (1)	4.63	02/15/27	15,000	13,528
Garda World Security Corp. (1)	6.00	06/01/29	10,000	8,299
Garda World Security Corp. (1)	9.50	11/01/27	20,000	19,678
Gartner, Inc. (1)	3.63	06/15/29	15,000	13,445
Gartner, Inc. (1)	3.75	10/01/30	15,000	13,400
Gartner, Inc. (1)	4.50	07/01/28	15,000	14,397
Grand Canyon University	4.13	10/01/24	10,000	9,760
Herc Holdings, Inc. (1)	5.50	07/15/27	20,000	19,618
Hertz Corp. (1)	4.63	12/01/26	10,000	9,129
Hertz Corp. (1)	5.00	12/01/29	10,000	8,763
NESCO Holdings II, Inc. (1)	5.50	04/15/29	10,000	9,436
Nielsen Finance LLC/Nielsen Finance Co. (1)	4.50	07/15/29	15,000	14,198
Nielsen Finance LLC/Nielsen Finance Co. (1)	4.75	07/15/31	10,000	9,467
Nielsen Finance LLC/Nielsen Finance Co. (1)	5.63	10/01/28	25,000	24,261
Nielsen Finance LLC/Nielsen Finance Co. (1)	5.88	10/01/30	20,000	19,215
PECF USS Intermediate Holding III Corp. (1)	8.00	11/15/29	10,000	9,238
Prime Security Services Borrower LLC/Prime Finance, Inc. (1)	3.38	08/31/27	45,000	38,497
Prime Security Services Borrower LLC/Prime Finance, Inc. (1)	5.75	04/15/26	30,000	28,814
Prime Security Services Borrower LLC/Prime Finance, Inc. (1)	6.25	01/15/28	10,000	8,976
Sabre GLBL, Inc. (1)	7.38	09/01/25	25,000	25,336
Sabre GLBL, Inc. (1)	9.25	04/15/25	15,000	16,029
Signal Parent, Inc. (1)	6.13	04/01/29	15,000	11,490
Sotheby's (1)	7.38	10/15/27	15,000	14,812
TriNet Group, Inc. (1)	3.50	03/01/29	10,000	9,077
United Rentals North America, Inc.	3.75	01/15/32	10,000	8,715
United Rentals North America, Inc.	3.88	02/15/31	30,000	26,502
United Rentals North America, Inc.	4.00	07/15/30	15,000	13,445
United Rentals North America, Inc.	4.88	01/15/28	20,000	19,483
United Rentals North America, Inc.	5.25	01/15/30	25,000	24,285
United Rentals North America, Inc.	5.50	05/15/27	20,000	20,373
WASH Multifamily Acquisition, Inc. (1)	5.75	04/15/26	10,000	9,738
WW International, Inc. (1)	4.50	04/15/29	15,000	11,888
ZipRecruiter, Inc. (1)	5.00	01/15/30	10,000	9,363
				846,140
COMPUTERS - 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. (1)	6.00	11/01/29	10,000	9,213
Diebold Nixdorf, Inc.	8.50	04/15/24	15,000	9,879
Exela Intermediate LLC/Exela Finance, Inc. (1)	11.50	07/15/26	25,000	9,250
KBR, Inc. (1)	4.75	09/30/28	15,000	14,180
				42,522
DISTRIBUTION/WHOLESALE - 1.8%
American Builders & Contractors Supply Co., Inc. (1)	4.00	01/15/28	15,000	14,009
Avient Corp. (1)	5.75	05/15/25	20,000	20,225
BCPE Empire Holdings, Inc. (1)	7.63	05/01/27	10,000	9,385
H&E Equipment Services, Inc. (1)	3.88	12/15/28	20,000	17,444

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DISTRIBUTION/WHOLESALE - 1.8% (Continued)
KAR Auction Services, Inc. (1)	5.13	06/01/25	$15,000	$15,187
Resideo Funding, Inc. (1)	4.00	09/01/29	5,000	4,457
Ritchie Bros Holdings, Inc. (1)	4.75	12/15/31	10,000	10,015
Wesco Aircraft Holdings, Inc. (1)	8.50	11/15/24	7,000	3,902
Wesco Aircraft Holdings, Inc. (1)	9.00	11/15/26	10,000	6,225
Wesco Aircraft Holdings, Inc. (1)	13.13	11/15/27	10,000	3,800
				104,649
ELECTRIC - 0.3%
Pike Corp. (1)	5.50	09/01/28	20,000	18,178
ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
EnerSys (1)	4.38	12/15/27	20,000	18,594
WESCO Distribution, Inc. (1)	7.13	06/15/25	25,000	26,000
WESCO Distribution, Inc. (1)	7.25	06/15/28	40,000	41,340
				85,934
ELECTRONICS - 0.4%
Atkore, Inc. (1)	4.25	06/01/31	5,000	4,433
Schweitzer-Mauduit International, Inc. (1)	6.88	10/01/26	20,000	17,993
				22,426
ENERGY-ALTERNATE SOURCES - 0.4%
Enviva Partners LP/Enviva Partners Finance Corp. (1)	6.50	01/15/26	25,000	25,503
ENGINEERING & CONSTRUCTION - 2.2%
AECOM	5.13	03/15/27	15,000	14,849
Artera Services LLC (1)	9.03	12/04/25	15,000	14,216
Brand Industrial Services, Inc. (1)	8.50	07/15/25	15,000	13,415
Dycom Industries, Inc. (1)	4.50	04/15/29	10,000	9,137
Fluor Corp.	4.25	09/15/28	10,000	9,499
Global Infrastructure Solutions Inc. (1)	7.50	04/15/32	15,000	14,000
IEA Energy Services LLC (1)	6.63	08/15/29	10,000	9,163
Promontoria Holding 264 BV (1)	7.88	03/01/27	10,000	9,414
Railworks Holdings LP/Railworks Rally, Inc. (1)	8.25	11/15/28	5,000	4,971
TopBuild Corp. (1)	4.13	02/15/32	10,000	8,631
Tutor Perini Corp. (1)	6.88	05/01/25	10,000	9,377
Weekley Homes LLC/Weekley Finance Corp. (1)	4.88	09/15/28	10,000	8,850
				125,522
ENVIRONMENTAL CONTROL - 3.0%
Clean Harbors, Inc. (1)	4.88	07/15/27	15,000	14,719
Covanta Holding Corp. (1)	4.88	12/01/29	15,000	13,667
GFL Environmental, Inc. (1)	3.50	09/01/28	10,000	8,914
GFL Environmental, Inc. (1)	3.75	08/01/25	25,000	23,718
GFL Environmental, Inc. (1)	4.00	08/01/28	10,000	8,813
GFL Environmental, Inc. (1)	4.38	08/15/29	20,000	17,768
GFL Environmental, Inc. (1)	4.75	06/15/29	15,000	13,632
GFL Environmental, Inc. (1)	5.13	12/15/26	20,000	19,683
Madison IAQ LLC (1)	4.13	06/30/28	10,000	8,788

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL - 3.0% (Continued)
Madison IAQ LLC (1)	5.88	06/30/29	$25,000	$20,407
Stericycle, Inc. (1)	3.88	01/15/29	15,000	13,248
Waste Pro USA, Inc. (1)	5.50	02/15/26	10,000	8,909
				172,266
FOOD SERVICE - 1.6%
Aramark Services, Inc. (1)	5.00	04/01/25	35,000	34,742
Aramark Services, Inc. (1)	5.00	02/01/28	10,000	9,339
Aramark Services, Inc. (1)	6.38	05/01/25	35,000	35,687
TKC Holdings, Inc. (1)	10.50	05/15/29	15,000	14,458
				94,226
FOREST PRODUCTS & PAPER - 1.0%
Clearwater Paper Corp. (1)	5.38	02/01/25	10,000	10,013
Domtar Corp. (1)	6.75	10/01/28	10,000	9,930
Glatfelter Corp. (1)	4.75	11/15/29	10,000	8,013
Mercer International, Inc.	5.13	02/01/29	15,000	13,961
Resolute Forest Products, Inc. (1)	4.88	03/01/26	5,000	4,776
Sylvamo Corp. (1)	7.00	09/01/29	10,000	9,668
				56,361
HOLDING COMPANIES-DIVERS - 0.3%
Stena International SA (1)	6.13	02/01/25	20,000	19,919
HOME BUILDERS - 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co. (1)	4.63	08/01/29	10,000	8,428
Beazer Homes USA, Inc.	7.25	10/15/29	10,000	9,537
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (1)	5.00	06/15/29	20,000	17,716
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (1)	6.25	09/15/27	15,000	14,092
Century Communities, Inc.	6.75	06/01/27	15,000	15,183
Installed Building Products, Inc. (1)	5.75	02/01/28	5,000	4,744
KB Home	4.00	06/15/31	5,000	4,283
KB Home	6.88	06/15/27	10,000	10,393
LGI Homes, Inc. (1)	4.00	07/15/29	5,000	4,142
M/I Homes, Inc.	3.95	02/15/30	10,000	8,242
M/I Homes, Inc.	4.95	02/01/28	15,000	13,841
Mattamy Group Corp. (1)	4.63	03/01/30	25,000	21,312
Meritage Homes Corp. (1)	3.88	04/15/29	10,000	8,961
Meritage Homes Corp.	6.00	06/01/25	10,000	10,188
Shea Homes LP/Shea Homes Funding Corp. (1)	4.75	04/01/29	10,000	8,666
Taylor Morrison Communities, Inc. (1)	5.13	08/01/30	10,000	9,142
Taylor Morrison Communities, Inc. (1)	5.75	01/15/28	15,000	14,680
Taylor Morrison Communities, Inc. (1)	5.88	06/15/27	20,000	19,877
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.88	06/15/24	10,000	10,167
Tri Pointe Homes, Inc.	5.70	06/15/28	10,000	9,601
Williams Scotsman International, Inc. (1)	4.63	08/15/28	10,000	9,478
				232,673

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET - 1.5%
Uber Technologies, Inc. (1)	4.50	08/15/29	$20,000	$17,263
Uber Technologies, Inc. (1)	6.25	01/15/28	35,000	34,698
Uber Technologies, Inc. (1)	7.50	05/15/25	20,000	20,677
Uber Technologies, Inc. (1)	7.50	09/15/27	15,000	15,451
				88,089
IRON/STEEL - 3.1%
Allegheny Technologies, Inc.	4.88	10/01/29	15,000	13,668
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (1)	8.75	07/15/26	15,000	15,263
Big River Steel LLC/BRS Finance Corp. (1)	6.63	01/31/29	10,000	10,235
Carpenter Technology Corp.	6.38	07/15/28	10,000	9,982
Cleveland-Cliffs, Inc. (1)	4.63	03/01/29	15,000	14,080
Cleveland-Cliffs, Inc. (1)	4.88	03/01/31	15,000	13,895
Cleveland-Cliffs, Inc.	5.88	06/01/27	10,000	9,961
Cleveland-Cliffs, Inc. (1)	6.75	03/15/26	15,000	15,741
Commercial Metals Co.	4.13	01/15/30	10,000	9,113
Commercial Metals Co.	4.38	03/15/32	5,000	4,470
Mineral Resources Ltd. (1)	8.13	05/01/27	10,000	10,172
TMS International Corp./DE (1)	6.25	04/15/29	15,000	13,068
United States Steel Corp.	6.88	03/01/29	35,000	35,650
				175,298
LODGING - 0.1%
Arrow Bidco LLC (1)	9.50	03/15/24	5,000	5,080
MACHINERY-CONSTRUCTION & MINING - 0.5%
BWX Technologies, Inc. (1)	4.13	04/15/29	10,000	9,264
Terex Corp. (1)	5.00	05/15/29	10,000	9,203
Weir Group PLC (1)	2.20	05/13/26	10,000	9,060
				27,527
MACHINERY-DIVERSIFIED - 1.7%
Clark Equipment Co. (1)	5.88	06/01/25	25,000	25,370
OT Merger Corp. (1)	7.88	10/15/29	5,000	4,257
Titan Acquisition Ltd./Titan Co.-Borrower LLC (1)	7.75	04/15/26	20,000	19,327
TK Elevator US Newco, Inc. (1)	5.25	07/15/27	50,000	46,905
				95,859
MEDIA - 0.8%
Cengage Learning, Inc. (1)	9.50	06/15/24	20,000	19,630
McGraw-Hill Education, Inc. (1)	5.75	08/01/28	10,000	8,944
McGraw-Hill Education, Inc. (1)	8.00	08/01/29	20,000	17,927
				46,501
METAL FABRICATE/HARDWARE - 0.4%
Park-Ohio Industries, Inc.	6.63	04/15/27	15,000	11,270
Roller Bearing Co. of America, Inc. (1)	4.38	10/15/29	10,000	9,013
				20,283

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING - 5.4%
Alcoa Nederland Holding BV (1)	5.50	12/15/27	$15,000	$14,942
Alcoa Nederland Holding BV (1)	6.13	05/15/28	10,000	10,185
Arconic Corp. (1)	6.00	05/15/25	10,000	10,059
Arconic Corp. (1)	6.13	02/15/28	20,000	19,412
Coeur Mining, Inc. (1)	5.13	02/15/29	15,000	12,056
Compass Minerals International, Inc. (1)	6.75	12/01/27	10,000	10,137
Constellium SE (1)	3.75	04/15/29	15,000	12,992
ERO Copper Corp. (1)	6.50	02/15/30	5,000	4,493
FMG Resources August 2006 Pty Ltd. (1)	4.38	04/01/31	20,000	17,724
FMG Resources August 2006 Pty Ltd. (1)	4.50	09/15/27	25,000	23,719
FMG Resources August 2006 Pty Ltd. (1)	5.13	05/15/24	20,000	20,226
FMG Resources August 2006 Pty Ltd.	5.88	04/15/30	10,000	9,943
FMG Resources August 2006 Pty Ltd. (1)	6.13	04/15/32	15,000	14,917
Hecla Mining Co.	7.25	02/15/28	10,000	10,113
Hudbay Minerals, Inc. (1)	4.50	04/01/26	15,000	13,887
IAMGOLD Corp. (1)	5.75	10/15/28	10,000	8,520
JW Aluminum Continuous Cast Co. (1)	10.25	06/01/26	15,000	15,655
Kaiser Aluminum Corp. (1)	4.50	06/01/31	25,000	21,599
Novelis Corp. (1)	3.25	11/15/26	10,000	9,136
Novelis Corp. (1)	3.88	08/15/31	15,000	12,887
Novelis Corp. (1)	4.75	01/30/30	35,000	32,239
Taseko Mines Ltd. (1)	7.00	02/15/26	5,000	4,969
				309,810
MISCELLANEOUS MANUFACTURER - 1.6%
Amsted Industries, Inc. (1)	5.63	07/01/27	25,000	24,898
FXI Holdings, Inc. (1)	12.25	11/15/26	20,000	21,350
Hillenbrand, Inc.	5.75	06/15/25	15,000	15,131
LSB Industries, Inc. (1)	6.25	10/15/28	10,000	9,813
SPX Flow Inc. (1)	8.75	04/01/30	10,000	9,021
Trinity Industries, Inc.	4.55	10/01/24	10,000	9,951
				90,164
OFFICE FURNISHINGS - 0.2%
Interface, Inc. (1)	5.50	12/01/28	10,000	9,073
OFFICE/BUSINESS EQUIPMENT - 0.4%
Pitney Bowes, Inc. (1)	6.88	03/15/27	10,000	9,260
Pitney Bowes, Inc. (1)	7.25	03/15/29	15,000	13,737
				22,997
PACKAGING & CONTAINERS - 10.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (1)	3.25	09/01/28	15,000	13,108
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (1)	4.00	09/01/29	10,000	8,582
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	4.13	08/15/26	10,000	9,260
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	5.25	04/30/25	20,000	19,888
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	5.25	08/15/27	30,000	25,820
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (1)	5.25	08/15/27	20,000	17,213
Ball Corp.	2.88	08/15/30	40,000	33,700
Ball Corp.	3.13	09/15/31	10,000	8,384

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS - 10.6% (Continued)
Ball Corp.	4.00	11/15/23	$25,000	$24,969
Ball Corp.	5.25	07/01/25	20,000	20,523
Berry Global, Inc. (1)	5.63	07/15/27	10,000	9,975
Cascades, Inc./Cascades USA, Inc. (1)	5.38	01/15/28	10,000	9,661
Clydesdale Acquisition Holdings Inc. (1)	6.63	04/15/29	10,000	9,989
Clydesdale Acquisition Holdings Inc. (1)	8.75	04/15/30	25,000	22,877
Crown Americas LLC (1)	5.25	04/01/30	15,000	14,890
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	20,000	19,390
Graham Packaging Co., Inc. (1)	7.13	08/15/28	10,000	9,029
Graphic Packaging International LLC (1)	3.75	02/01/30	10,000	8,782
Graphic Packaging International LLC (1)	4.75	07/15/27	15,000	14,561
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC (1)	6.00	09/15/28	20,000	18,850
Intertape Polymer Group, Inc. (1)	4.38	06/15/29	5,000	5,150
LABL, Inc. (1)	5.88	11/01/28	15,000	13,743
LABL, Inc. (1)	8.25	11/01/29	20,000	16,438
LABL, Inc. (1)	10.50	07/15/27	10,000	9,664
Mauser Packaging Solutions Holding Co. (1)	5.50	04/15/24	25,000	24,440
Mauser Packaging Solutions Holding Co. (1)	7.25	04/15/25	35,000	33,210
OI European Group BV (1)	4.75	02/15/30	25,000	22,033
Owens-Brockway Glass Container, Inc. (1)	5.88	08/15/23	15,000	15,229
Owens-Brockway Glass Container, Inc. (1)	6.63	05/13/27	10,000	9,863
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (1)	4.00	10/15/27	25,000	21,848
Sealed Air Corp. (1)	4.00	12/01/27	20,000	18,823
Sealed Air Corp. (1)	5.00	04/15/29	5,000	4,969
Sealed Air Corp. (1)	5.50	09/15/25	25,000	25,594
Silgan Holdings, Inc.	4.13	02/01/28	10,000	9,340
Trident TPI Holdings, Inc. (1)	9.25	08/01/24	5,000	4,920
TriMas Corp. (1)	4.13	04/15/29	15,000	13,407
Trivium Packaging Finance BV (1)	5.50	08/15/26	15,000	14,515
Trivium Packaging Finance BV (1)	8.50	08/15/27	25,000	24,720
				607,357
RETAIL - 3.3%
Beacon Roofing Supply, Inc. (1)	4.13	05/15/29	10,000	8,813
BlueLinx Holdings, Inc. (1)	6.00	11/15/29	5,000	4,531
Foundation Building Materials, Inc. (1)	6.00	03/01/29	5,000	4,075
LBM Acquisition LLC (1)	6.25	01/15/29	10,000	8,151
Park River Holdings, Inc. (1)	5.63	02/01/29	10,000	7,689
Park River Holdings, Inc. (1)	6.75	08/01/29	15,000	12,030
Patrick Industries, Inc. (1)	4.75	05/01/29	20,000	17,175
Specialty Building Products Holdings LLC/SBP Finance Corp. (1)	6.38	09/30/26	10,000	9,762
SRS Distribution, Inc. (1)	4.63	07/01/28	35,000	32,092
SRS Distribution, Inc. (1)	6.00	12/01/29	15,000	13,180
Staples, Inc. (1)	7.50	04/15/26	55,000	52,612
Staples, Inc. (1)	10.75	04/15/27	10,000	8,873
White Capital Buyer LLC (1)	6.88	10/15/28	10,000	9,176
				188,159

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE - 0.7%
Camelot Finance SA (1)	4.50	11/01/26	$10,000	$9,413
Clarivate Science Holdings Corp. (1)	3.88	07/01/28	25,000	22,287
Clarivate Science Holdings Corp. (1)	4.88	07/01/29	10,000	8,825
				40,525
TELECOMMUNICATIONS - 0.3%
Intrado Corp. (1)	8.50	10/15/25	20,000	17,941
TRANSPORTATION - 0.8%
Carriage Purchaser, Inc. (1)	7.88	10/15/29	5,000	4,394
First Student Bidco, Inc./First Transit Parent, Inc. (1)	4.00	07/31/29	10,000	8,963
Watco Cos LLC/Watco Finance Corp. (1)	6.50	06/15/27	10,000	9,664
XPO CNW, Inc.	6.70	05/01/34	10,000	10,274
XPO Logistics, Inc. (1)	6.25	05/01/25	10,000	10,237
				43,532
TOTAL CORPORATE BONDS (Cost - $5,810,082)				5,528,023
SHORT-TERM INVESTMENTS - 3.8%
TIME DEPOSITS - 3.8%
BNP Paribas, Paris	0.13	05/02/22	219,772	219,772
TOTAL SHORT-TERM INVESTMENTS (Cost - $219,772)				219,772
TOTAL INVESTMENTS - 100.5% (Cost - $6,029,854)				$5,747,795
OTHER LIABILITIES, LESS CASH AND OTHER NET ASSETS - (0.5)%				(30,808)
NET ASSETS - 100.0%				$5,716,987

(1)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2022, amounted to $4,494,868 and represented 78.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust's Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS - 97.7%
ADVERTISING - 2.9%
Advantage Sales & Marketing, Inc. (1)	6.50	11/15/28	$10,000	$9,100
Clear Channel Outdoor Holdings, Inc. (1)	5.13	08/15/27	20,000	18,821
Clear Channel Outdoor Holdings, Inc. (1)	7.75	04/15/28	30,000	28,314
Lamar Media Corp.	3.63	01/15/31	15,000	13,073
Lamar Media Corp.	3.75	02/15/28	15,000	13,748
National CineMedia LLC (1)	5.88	04/15/28	5,000	4,306
Stagwell Global LLC (1)	5.63	08/15/29	15,000	13,258
Terrier Media Buyer, Inc. (1)	8.88	12/15/27	10,000	9,787
				110,407
COMMERCIAL SERVICES - 0.4%
Cimpress PLC (1)	7.00	06/15/26	5,000	4,669
Deluxe Corp. (1)	8.00	06/01/29	10,000	9,502
				14,171
COMPUTERS - 4.7%
Ahead DB Holdings LLC (1)	6.63	05/01/28	5,000	4,406
Austin BidCo, Inc. (1)	7.13	12/15/28	5,000	4,507
Booz Allen Hamilton, Inc. (1)	3.88	09/01/28	15,000	13,837
Condor Merger Sub, Inc. (1)	7.38	02/15/30	25,000	22,396
Crowdstrike Holdings, Inc.	3.00	02/15/29	10,000	8,914
NCR Corp. (1)	5.13	04/15/29	25,000	23,854
NCR Corp. (1)	5.25	10/01/30	10,000	9,462
NCR Corp. (1)	5.75	09/01/27	10,000	9,639
Presidio Holdings, Inc. (1)	4.88	02/01/27	10,000	9,501
Seagate HDD Cayman	4.09	06/01/29	15,000	13,334
Seagate HDD Cayman	4.13	01/15/31	10,000	8,790
Seagate HDD Cayman	4.88	03/01/24	25,000	25,156
Seagate HDD Cayman	5.75	12/01/34	10,000	9,420
Vericast Corp. (1)	11.00	09/15/26	15,000	14,306
				177,522
ELECTRONICS - 2.6%
II-VI, Inc. (1)	5.00	12/15/29	15,000	14,083
Imola Merger Corp. (1)	4.75	05/15/29	30,000	27,938
Sensata Technologies BV (1)	4.00	04/15/29	20,000	17,854
Sensata Technologies BV (1)	5.00	10/01/25	20,000	19,876
Sensata Technologies, Inc. (1)	3.75	02/15/31	10,000	8,471
TTM Technologies, Inc. (1)	4.00	03/01/29	10,000	8,763
				96,985
ENGINEERING & CONSTRUCTION - 0.5%
Cellnex Finance Co. SA (1)	3.88	07/07/41	5,000	3,750
HTA Group Ltd./Mauritius (1)	7.00	12/18/25	15,000	14,878
				18,628

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT - 1.2%
Allen Media LLC/Allen Media Co.-Issuer, Inc. (1)	10.50	02/15/28	$10,000	$9,039
Lions Gate Capital Holdings LLC (1)	5.50	04/15/29	15,000	13,316
WMG Acquisition Corp. (1)	3.75	12/01/29	25,000	22,439
				44,794
INTERNET - 4.4%
ANGI Group LLC (1)	3.88	08/15/28	10,000	7,936
Arches Buyer, Inc. (1)	4.25	06/01/28	20,000	17,803
Cablevision Lightpath LLC (1)	3.88	09/15/27	10,000	8,808
Cogent Communications Group, Inc. (1)	3.50	05/01/26	10,000	9,453
Endurance International Group Holdings, Inc. (1)	6.00	02/15/29	10,000	8,107
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (1)	3.50	03/01/29	10,000	8,887
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (1)	5.25	12/01/27	10,000	9,905
ION Trading Technologies Sarl (1)	5.75	05/15/28	10,000	9,376
Match Group Holdings II LLC (1)	3.63	10/01/31	15,000	12,502
Match Group Holdings II LLC (1)	4.63	06/01/28	15,000	14,004
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. (1)	6.00	02/15/28	10,000	8,380
NortonLifeLock, Inc. (1)	5.00	04/15/25	15,000	15,000
TripAdvisor, Inc. (1)	7.00	07/15/25	10,000	10,263
Twitter, Inc. (1)	3.88	12/15/27	10,000	9,819
Twitter, Inc. (1)	5.00	03/01/30	15,000	15,341
				165,584
MACHINERY-CONSTRUCTION & MINING - 0.2%
Vertiv Group Corp. (1)	4.13	11/15/28	10,000	8,725
MEDIA - 37.1%
Altice Financing SA (1)	5.75	08/15/29	40,000	33,759
AMC Networks, Inc.	4.25	02/15/29	15,000	13,080
AMC Networks, Inc.	4.75	08/01/25	15,000	14,502
Audacy Capital Corp. (1)	6.75	03/31/29	15,000	13,010
Cable One, Inc. (1)	4.00	11/15/30	10,000	8,596
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.25	02/01/31	40,000	33,788
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.25	01/15/34	25,000	19,918
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.50	08/15/30	35,000	30,595
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	30,000	25,294
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.50	06/01/33	25,000	20,500
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.75	03/01/30	40,000	35,816
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	4.75	02/01/32	20,000	17,224
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.00	02/01/28	35,000	33,378
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.13	05/01/27	45,000	43,920
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.38	06/01/29	25,000	23,720
CCO Holdings LLC/CCO Holdings Capital Corp. (1)	5.50	05/01/26	15,000	15,057
CSC Holdings LLC (1)	3.38	02/15/31	15,000	11,745
CSC Holdings LLC (1)	4.13	12/01/30	20,000	16,533
CSC Holdings LLC (1)	4.50	11/15/31	30,000	24,696
CSC Holdings LLC (1)	4.63	12/01/30	35,000	26,837
CSC Holdings LLC	5.25	06/01/24	15,000	14,680
CSC Holdings LLC (1)	5.50	04/15/27	20,000	19,330
The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA - 37.1% (Continued)
CSC Holdings LLC (1)	5.75	01/15/30	$20,000	$16,635
CSC Holdings LLC (1)	6.50	02/01/29	20,000	19,033
CSC Holdings LLC (1)	7.50	04/01/28	20,000	18,468
Diamond Sports Group LLC/Diamond Sports Finance Co.	5.38	08/15/26	39,000	14,478
Diamond Sports Group LLC/Diamond Sports Finance Co. (1)	6.63	08/15/27	20,000	4,200
DIRECTV Financing LLC/DIRECTV Financing Co.-Obligor, Inc. (1)	5.88	08/15/27	50,000	47,156
DISH DBS Corp.	5.13	06/01/29	20,000	15,645
DISH DBS Corp. (1)	5.25	12/01/26	40,000	36,801
DISH DBS Corp. (1)	5.75	12/01/28	30,000	26,891
DISH DBS Corp.	5.88	11/15/24	30,000	29,137
DISH DBS Corp.	7.38	07/01/28	15,000	13,135
DISH DBS Corp.	7.75	07/01/26	25,000	23,547
Gannett Holdings LLC (1)	6.00	11/01/26	5,000	4,559
GCI LLC (1)	4.75	10/15/28	10,000	9,289
Gray Escrow II, Inc. (1)	5.38	11/15/31	15,000	12,949
Gray Television, Inc. (1)	4.75	10/15/30	15,000	13,069
Gray Television, Inc. (1)	5.88	07/15/26	20,000	20,151
iHeartCommunications, Inc. (1)	5.25	08/15/27	20,000	18,727
iHeartCommunications, Inc.	8.38	05/01/27	30,000	29,752
LCPR Senior Secured Financing DAC (1)	6.75	10/15/27	30,000	29,868
News Corp. (1)	3.88	05/15/29	15,000	13,583
News Corp. (1)	5.13	02/15/32	10,000	9,565
Nexstar Media, Inc. (1)	5.63	07/15/27	35,000	34,097
Paramount Global	6.25	02/28/57	10,000	9,671
Paramount Global	6.38	03/30/62	15,000	14,569
Radiate Holdco LLC/Radiate Finance, Inc. (1)	4.50	09/15/26	5,000	4,612
Radiate Holdco LLC/Radiate Finance, Inc. (1)	6.50	09/15/28	15,000	13,219
Scripps Escrow II, Inc. (1)	5.38	01/15/31	15,000	13,370
Sinclair Television Group, Inc. (1)	4.13	12/01/30	15,000	12,460
Sinclair Television Group, Inc. (1)	5.13	02/15/27	10,000	8,774
Sirius XM Radio, Inc. (1)	3.13	09/01/26	20,000	18,448
Sirius XM Radio, Inc. (1)	3.88	09/01/31	20,000	16,920
Sirius XM Radio, Inc. (1)	4.00	07/15/28	25,000	22,628
Sirius XM Radio, Inc. (1)	4.13	07/01/30	20,000	17,587
Sirius XM Radio, Inc. (1)	5.00	08/01/27	20,000	19,324
Sirius XM Radio, Inc. (1)	5.50	07/01/29	15,000	14,441
Spanish Broadcasting System, Inc. (1)	9.75	03/01/26	5,000	4,908
TEGNA, Inc. (1)	4.75	03/15/26	15,000	14,886
TEGNA, Inc.	5.00	09/15/29	20,000	19,427
Townsquare Media, Inc. (1)	6.88	02/01/26	10,000	9,969
Univision Communications, Inc. (1)	4.50	05/01/29	15,000	13,482
Univision Communications, Inc. (1)	5.13	02/15/25	25,000	24,595
Univision Communications, Inc. (1)	6.63	06/01/27	20,000	20,075
UPC Broadband Finco BV (1)	4.88	07/15/31	20,000	17,611
Urban One, Inc. (1)	7.38	02/01/28	10,000	9,700
Videotron Ltd. (1)	3.63	06/15/29	10,000	8,713
Videotron Ltd. (1)	5.38	06/15/24	15,000	15,169
Virgin Media Finance PLC (1)	5.00	07/15/30	25,000	21,782

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA - 37.1% (Continued)
Virgin Media Secured Finance PLC (1)	5.50	05/15/29	$30,000	$27,799
VZ Secured Financing BV (1)	5.00	01/15/32	25,000	21,619
Ziggo Bond Co BV (1)	6.00	01/15/27	10,000	9,814
Ziggo BV (1)	4.88	01/15/30	15,000	13,313
				1,395,598
OFFICE/BUSINESS EQUIPMENT - 0.7%
Xerox Corp.	4.80	03/01/35	10,000	7,938
Xerox Holdings Corp. (1)	5.00	08/15/25	10,000	9,612
Xerox Holdings Corp. (1)	5.50	08/15/28	10,000	9,019
				26,569
SEMICONDUCTORS - 0.8%
Amkor Technology, Inc. (1)	6.63	09/15/27	10,000	10,187
Entegris, Inc. (1)	3.63	05/01/29	10,000	8,811
ON Semiconductor Corp. (1)	3.88	09/01/28	10,000	9,292
				28,290
SOFTWARE - 7.0%
Black Knight InfoServ LLC (1)	3.63	09/01/28	15,000	13,931
Boxer Parent Co., Inc. (1)	7.13	10/02/25	15,000	15,319
CDK Global, Inc.	4.88	06/01/27	10,000	10,062
CDK Global, Inc. (1)	5.25	05/15/29	10,000	10,090
Elastic NV (1)	4.13	07/15/29	10,000	8,964
Fair Isaac Corp. (1)	4.00	06/15/28	15,000	13,725
MicroStrategy, Inc. (1)	6.13	06/15/28	10,000	9,181
Open Text Corp. (1)	3.88	12/01/29	25,000	22,250
Open Text Holdings, Inc. (1)	4.13	02/15/30	20,000	17,778
Playtika Holding Corp. (1)	4.25	03/15/29	10,000	9,023
PTC, Inc. (1)	3.63	02/15/25	15,000	14,550
Rackspace Technology Global, Inc. (1)	3.50	02/15/28	10,000	8,662
Rackspace Technology Global, Inc. (1)	5.38	12/01/28	7,000	5,712
ROBLOX Corp. (1)	3.88	05/01/30	15,000	12,921
Rocket Software, Inc. (1)	6.50	02/15/29	10,000	8,575
Skillz, Inc. (1)	10.25	12/15/26	5,000	3,657
SS&C Technologies, Inc. (1)	5.50	09/30/27	30,000	29,438
Twilio, Inc.	3.63	03/15/29	7,000	6,186
Twilio, Inc.	3.88	03/15/31	5,000	4,305
Veritas US, Inc./Veritas Bermuda Ltd. (1)	7.50	09/01/25	25,000	22,071
Ziff Davis, Inc. (1)	4.63	10/15/30	10,000	8,933
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (1)	3.88	02/01/29	10,000	8,864
				264,197
TELECOMMUNICATIONS - 35.2%
Altice France Holding SA (1)	6.00	02/15/28	20,000	16,552
Altice France Holding SA (1)	10.50	05/15/27	20,000	20,299
Altice France SA/France (1)	5.13	07/15/29	35,000	29,687
Altice France SA/France (1)	5.50	01/15/28	20,000	17,649
Altice France SA/France (1)	5.50	10/15/29	25,000	21,278
Altice France SA/France (1)	8.13	02/01/27	25,000	25,220

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS - 35.2% (Continued)
Avaya, Inc. (1)	6.13	09/15/28	$15,000	$13,943
British Telecommunications PLC (1)	4.88	11/23/81	10,000	9,190
C&W Senior Financing DAC (1)	6.88	09/15/27	25,000	24,285
CommScope, Inc. (1)	4.75	09/01/29	20,000	16,755
CommScope, Inc. (1)	6.00	03/01/26	20,000	18,898
CommScope, Inc. (1)	8.25	03/01/27	15,000	12,768
CommScope Technologies LLC (1)	5.00	03/15/27	15,000	11,796
CommScope Technologies LLC (1)	6.00	06/15/25	20,000	17,525
Connect Finco SARL/Connect US Finco LLC (1)	6.75	10/01/26	30,000	29,210
Consolidated Communications, Inc. (1)	6.50	10/01/28	15,000	13,108
Embarq Corp.	8.00	06/01/36	20,000	18,038
Frontier Communications Holdings LLC (1)	5.00	05/01/28	35,000	32,000
Frontier Communications Holdings LLC (1)	5.88	10/15/27	20,000	19,184
Frontier Communications Holdings LLC (1)	6.00	01/15/30	25,000	21,782
Hughes Satellite Systems Corp.	6.63	08/01/26	20,000	19,937
Iliad Holding SASU (1)	6.50	10/15/26	30,000	28,870
Intelsat Jackson Holdings SA (1)	6.50	03/15/30	40,000	37,760
Level 3 Financing, Inc. (1)	3.75	07/15/29	25,000	20,355
Level 3 Financing, Inc. (1)	4.25	07/01/28	25,000	21,166
Level 3 Financing, Inc.	5.38	05/01/25	25,000	24,814
LogMeIn, Inc. (1)	5.50	09/01/27	15,000	13,144
Lumen Technologies, Inc. (1)	4.00	02/15/27	20,000	17,818
Lumen Technologies, Inc. (1)	4.50	01/15/29	15,000	11,872
Lumen Technologies, Inc. (1)	5.13	12/15/26	15,000	13,526
Lumen Technologies, Inc. (1)	5.38	06/15/29	15,000	12,241
Lumen Technologies, Inc.	7.50	04/01/24	30,000	30,885
Lumen Technologies, Inc.	7.60	09/15/39	15,000	13,120
Millicom International Cellular SA (1)	4.50	04/27/31	10,000	8,675
Millicom International Cellular SA (1)	6.25	03/25/29	13,500	13,399
Nokia OYJ	6.63	05/15/39	10,000	11,563
Plantronics, Inc. (1)	4.75	03/01/29	10,000	10,145
Sprint Capital Corp.	6.88	11/15/28	35,000	38,469
Sprint Capital Corp.	8.75	03/15/32	25,000	31,812
Sprint Corp.	7.13	06/15/24	35,000	36,883
Sprint Corp.	7.63	02/15/25	20,000	21,297
Sprint Corp.	7.63	03/01/26	20,000	21,744
Sprint Corp.	7.88	09/15/23	50,000	52,565
Switch Ltd. (1)	3.75	09/15/28	15,000	14,084
Telecom Italia Capital SA	6.00	09/30/34	25,000	21,430
Telecom Italia Capital SA	7.72	06/04/38	25,000	23,519
Telecom Italia SpA/Milano (1)	5.30	05/30/24	25,000	24,561
Telesat Canada/Telesat LLC (1)	5.63	12/06/26	10,000	7,153
Telesat Canada/Telesat LLC (1)	6.50	10/15/27	10,000	4,287
T-Mobile USA, Inc.	2.25	02/15/26	25,000	23,027
T-Mobile USA, Inc.	2.63	04/15/26	20,000	18,570
T-Mobile USA, Inc.	2.63	02/15/29	15,000	12,986
T-Mobile USA, Inc.	2.88	02/15/31	15,000	12,756
T-Mobile USA, Inc.	3.38	04/15/29	25,000	22,645

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS - 35.2% (Continued)
T-Mobile USA, Inc.	3.50	04/15/31	$30,000	$26,631
T-Mobile USA, Inc.	4.75	02/01/28	30,000	29,644
Trilogy International South Pacific LLC/TISP Finance, Inc. (1)	8.88	05/15/23	5,000	4,993
United States Cellular Corp.	6.70	12/15/33	10,000	10,350
Viasat, Inc. (1)	5.63	09/15/25	10,000	9,188
Viasat, Inc. (1)	5.63	04/15/27	10,000	9,293
Viavi Solutions, Inc. (1)	3.75	10/01/29	10,000	9,011
Vmed O2 UK Financing I PLC (1)	4.25	01/31/31	15,000	12,707
Vmed O2 UK Financing I PLC (1)	4.75	07/15/31	20,000	17,187
Vodafone Group PLC	3.25	06/04/81	15,000	13,517
Vodafone Group PLC	4.13	06/04/81	15,000	12,984
Vodafone Group PLC	5.13	06/04/81	10,000	8,374
Vodafone Group PLC	7.00	04/04/79	25,000	26,435
Windstream Escrow LLC/Windstream Escrow Finance Corp. (1)	7.75	08/15/28	20,000	19,083
Zayo Group Holdings, Inc. (1)	4.00	03/01/27	20,000	17,435
Zayo Group Holdings, Inc. (1)	6.13	03/01/28	15,000	12,582
				1,325,659
TOTAL CORPORATE BONDS (Cost - $3,894,131)				3,677,129
SHORT-TERM INVESTMENTS - 0.4%
TIME DEPOSITS - 0.4%
Sumitomo, Tokyo	0.13	05/02/22	14,662	14,662
TOTAL SHORT-TERM INVESTMENTS (Cost - $14,662)				14,662
TOTAL INVESTMENTS - 98.1% (Cost - $3,908,793)				$3,691,791
OTHER ASSETS LESS LIABILITIES - 1.9%				72,978
NET ASSETS - 100.0%				$3,764,769

(1)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2022, amounted to $2,735,293 and represented 72.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust's Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS - 98.5%
BIOTECHNOLOGY - 0.6%
Emergent BioSolutions, Inc. (1)	3.88	08/15/28	$20,000	$17,010
Grifols Escrow Issuer SA (1)	4.75	10/15/28	20,000	18,275
				35,285
COMMERCIAL SERVICES - 6.3%
AMN Healthcare, Inc. (1)	4.00	04/15/29	15,000	13,596
AMN Healthcare, Inc. (1)	4.63	10/01/27	20,000	19,226
Carriage Services, Inc. (1)	4.25	05/15/29	20,000	17,427
HealthEquity, Inc. (1)	4.50	10/01/29	25,000	22,875
MPH Acquisition Holdings LLC (1)	5.50	09/01/28	45,000	41,757
MPH Acquisition Holdings LLC (1)	5.75	11/01/28	50,000	43,608
Service Corp. International/US	3.38	08/15/30	15,000	12,924
Service Corp. International/US	4.00	05/15/31	60,000	54,093
Service Corp. International/US	4.63	12/15/27	20,000	19,424
Service Corp. International/US	5.13	06/01/29	20,000	19,756
StoneMor, Inc. (1)	8.50	05/15/29	20,000	19,376
Team Health Holdings, Inc. (1)	6.38	02/01/25	30,000	25,613
Verscend Escrow Corp. (1)	9.75	08/15/26	45,000	46,405
				356,080
HEALTHCARE-PRODUCTS - 8.0%
Avantor Funding, Inc. (1)	3.88	11/01/29	30,000	26,958
Avantor Funding, Inc. (1)	4.63	07/15/28	70,000	66,691
Hologic, Inc. (1)	3.25	02/15/29	20,000	17,844
Hologic, Inc. (1)	4.63	02/01/28	40,000	39,187
Mozart Debt Merger Sub, Inc. (1)	3.88	04/01/29	175,000	153,148
Mozart Debt Merger Sub, Inc. (1)	5.25	10/01/29	105,000	91,522
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A. (1)	7.25	02/01/28	15,000	15,172
Teleflex, Inc. (1)	4.25	06/01/28	20,000	18,879
Teleflex, Inc.	4.63	11/15/27	25,000	24,530
				453,931
HEALTHCARE-SERVICES - 55.1%
Acadia Healthcare Co., Inc. (1)	5.50	07/01/28	40,000	39,016
AHP Health Partners, Inc. (1)	5.75	07/15/29	15,000	13,637
Air Methods Corp. (1)	8.00	05/15/25	20,000	16,380
Akumin Escrow, Inc. (1)	7.50	08/01/28	15,000	11,927
Akumin, Inc. (1)	7.00	11/01/25	20,000	16,877
Cano Health LLC (1)	6.25	10/01/28	15,000	13,858
Catalent Pharma Solutions, Inc. (1)	3.13	02/15/29	40,000	34,762
Catalent Pharma Solutions, Inc. (1)	3.50	04/01/30	15,000	13,067
Catalent Pharma Solutions, Inc. (1)	5.00	07/15/27	15,000	14,551
Centene Corp.	2.45	07/15/28	85,000	74,265
Centene Corp.	2.50	03/01/31	110,000	91,605
Centene Corp.	2.63	08/01/31	35,000	29,128
Centene Corp.	3.00	10/15/30	85,000	74,079
Centene Corp.	3.38	02/15/30	75,000	67,114
Centene Corp.	4.25	12/15/27	95,000	92,260

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES - 55.1% (Continued)
Centene Corp.	4.63	12/15/29	$135,000	$130,950
Charles River Laboratories International, Inc. (1)	3.75	03/15/29	40,000	36,258
Charles River Laboratories International, Inc. (1)	4.00	03/15/31	20,000	17,887
CHS/Community Health Systems, Inc. (1)	4.75	02/15/31	60,000	50,965
CHS/Community Health Systems, Inc. (1)	5.25	05/15/30	40,000	35,133
CHS/Community Health Systems, Inc. (1)	5.63	03/15/27	80,000	76,351
CHS/Community Health Systems, Inc. (1)	6.00	01/15/29	55,000	52,049
CHS/Community Health Systems, Inc. (1)	6.13	04/01/30	70,000	57,650
CHS/Community Health Systems, Inc. (1)	6.88	04/15/29	40,000	35,142
CHS/Community Health Systems, Inc. (1)	8.00	03/15/26	60,000	62,101
CHS/Community Health Systems, Inc. (1)	8.00	12/15/27	65,000	67,469
DaVita, Inc. (1)	3.75	02/15/31	65,000	53,101
DaVita, Inc. (1)	4.63	06/01/30	100,000	87,176
Encompass Health Corp.	4.50	02/01/28	25,000	23,155
Encompass Health Corp.	4.63	04/01/31	25,000	22,099
Encompass Health Corp.	4.75	02/01/30	30,000	27,152
Encompass Health Corp.	5.75	09/15/25	10,000	10,188
Envision Healthcare Corp. (1)	8.75	10/15/26	40,000	16,712
Global Medical Response, Inc. (1)	6.50	10/01/25	25,000	24,252
Hadrian Merger Sub, Inc. (1)	8.50	05/01/26	15,000	14,862
HCA, Inc.	3.50	09/01/30	120,000	107,672
HCA, Inc.	5.38	02/01/25	120,000	123,600
HCA, Inc.	5.38	09/01/26	30,000	30,740
HCA, Inc.	5.63	09/01/28	65,000	67,265
HCA, Inc.	5.88	05/01/23	45,000	46,463
HCA, Inc.	5.88	02/15/26	65,000	67,373
HCA, Inc.	5.88	02/01/29	25,000	26,077
IQVIA, Inc. (1)	5.00	10/15/26	55,000	54,792
IQVIA, Inc. (1)	5.00	05/15/27	40,000	39,679
Legacy LifePoint Health LLC (1)	4.38	02/15/27	35,000	32,419
Legacy LifePoint Health LLC (1)	6.75	04/15/25	30,000	30,642
LifePoint Health, Inc. (1)	5.38	01/15/29	15,000	12,844
MEDNAX, Inc. (1)	5.38	02/15/30	20,000	18,669
ModivCare Escrow Issuer, Inc. (1)	5.00	10/01/29	25,000	21,907
ModivCare, Inc. (1)	5.88	11/15/25	15,000	14,718
Molina Healthcare, Inc. (1)	3.88	11/15/30	25,000	22,587
Molina Healthcare, Inc. (1)	3.88	05/15/32	35,000	30,782
Molina Healthcare, Inc. (1)	4.38	06/15/28	20,000	18,721
Prime Healthcare Services, Inc. (1)	7.25	11/01/25	40,000	40,159
Radiology Partners, Inc. (1)	9.25	02/01/28	30,000	28,543
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (1)	9.75	12/01/26	50,000	51,460
RP Escrow Issuer LLC (1)	5.25	12/15/25	35,000	32,598
Select Medical Corp. (1)	6.25	08/15/26	55,000	54,677
Surgery Center Holdings, Inc. (1)	10.00	04/15/27	40,000	41,856
Syneos Health, Inc. (1)	3.63	01/15/29	25,000	22,152
Tenet Healthcare Corp. (1)	4.25	06/01/29	60,000	54,292
Tenet Healthcare Corp. (1)	4.38	01/15/30	55,000	50,107
Tenet Healthcare Corp.	4.63	07/15/24	20,000	19,971

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES - 55.1% (Continued)
Tenet Healthcare Corp. (1)	4.63	09/01/24	$40,000	$39,702
Tenet Healthcare Corp. (1)	4.63	06/15/28	25,000	23,601
Tenet Healthcare Corp. (1)	4.88	01/01/26	90,000	88,223
Tenet Healthcare Corp. (1)	5.13	11/01/27	50,000	48,610
Tenet Healthcare Corp. (1)	6.13	10/01/28	95,000	91,362
Tenet Healthcare Corp. (1)	6.25	02/01/27	40,000	39,742
Tenet Healthcare Corp.	6.75	06/15/23	90,000	92,698
Tenet Healthcare Corp.	6.88	11/15/31	10,000	10,374
US Acute Care Solutions LLC (1)	6.38	03/01/26	20,000	19,449
US Renal Care, Inc. (1)	10.63	07/15/27	15,000	12,972
				3,132,676
PHARMACEUTICALS - 24.1%
180 Medical, Inc. (1)	3.88	10/15/29	20,000	17,828
AdaptHealth LLC (1)	4.63	08/01/29	30,000	25,463
AdaptHealth LLC (1)	5.13	03/01/30	10,000	8,612
AdaptHealth LLC (1)	6.13	08/01/28	15,000	14,195
Bausch Health Americas, Inc. (1)	8.50	01/31/27	70,000	66,355
Bausch Health Americas, Inc. (1)	9.25	04/01/26	60,000	59,631
Bausch Health Cos, Inc. (1)	4.88	06/01/28	65,000	57,750
Bausch Health Cos, Inc. (1)	5.00	01/30/28	35,000	25,874
Bausch Health Cos, Inc. (1)	5.00	02/15/29	50,000	35,242
Bausch Health Cos, Inc. (1)	5.25	01/30/30	50,000	34,764
Bausch Health Cos, Inc. (1)	5.25	02/15/31	40,000	27,851
Bausch Health Cos, Inc. (1)	5.50	11/01/25	15,000	14,541
Bausch Health Cos, Inc. (1)	5.75	08/15/27	20,000	18,737
Bausch Health Cos, Inc. (1)	6.13	02/01/27	35,000	33,668
Bausch Health Cos, Inc. (1)	6.25	02/15/29	65,000	47,377
Bausch Health Cos, Inc. (1)	7.00	01/15/28	35,000	28,931
Bausch Health Cos, Inc. (1)	7.25	05/30/29	10,000	7,577
Bausch Health Cos, Inc. (1)	9.00	12/15/25	100,000	100,500
Cheplapharm Arzneimittel GmbH (1)	5.50	01/15/28	20,000	19,175
Elanco Animal Health, Inc.	5.77	08/28/23	10,000	10,299
Elanco Animal Health, Inc.	6.40	08/28/28	35,000	36,094
Embecta Corp. (1)	5.00	02/15/30	20,000	18,084
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (1)	6.00	06/30/28	60,000	26,250
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (1)	9.50	07/31/27	35,000	27,678
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. (1)	6.13	04/01/29	40,000	34,842
Horizon Therapeutics USA, Inc. (1)	5.50	08/01/27	25,000	25,025
Jazz Securities DAC (1)	4.38	01/15/29	65,000	59,964
Lannett Co., Inc. (1)	7.75	04/15/26	15,000	7,894
Option Care Health, Inc. (1)	4.38	10/31/29	20,000	18,002
Organon & Co./Organon Foreign Debt Co.-Issuer BV (1)	4.13	04/30/28	90,000	83,826
Organon & Co./Organon Foreign Debt Co.-Issuer BV (1)	5.13	04/30/31	75,000	67,886
Owens & Minor, Inc. (1)	4.50	03/31/29	20,000	18,018
Owens & Minor, Inc. (1)	6.63	04/01/30	20,000	19,601
P&L Development LLC/PLD Finance Corp. (1)	7.75	11/15/25	20,000	17,673
Par Pharmaceutical, Inc. (1)	7.50	04/01/27	100,000	91,356
Perrigo Finance Unlimited Co.	3.90	12/15/24	30,000	29,552

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS - 24.1% (Continued)
Perrigo Finance Unlimited Co.	3.90	06/15/30	$30,000	$26,972
Perrigo Finance Unlimited Co.	4.38	03/15/26	25,000	24,182
Perrigo Finance Unlimited Co.	4.90	12/15/44	10,000	8,003
PRA Health Sciences, Inc. (1)	2.88	07/15/26	20,000	18,556
Prestige Brands, Inc. (1)	3.75	04/01/31	25,000	21,231
Prestige Brands, Inc. (1)	5.13	01/15/28	20,000	19,024
Vizient, Inc. (1)	6.25	05/15/27	15,000	15,506
				1,369,589
SOFTWARE - 3.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (1)	5.75	03/01/25	60,000	59,926
Consensus Cloud Solutions, Inc. (1)	6.00	10/15/26	15,000	14,271
Consensus Cloud Solutions, Inc. (1)	6.50	10/15/28	20,000	18,825
Minerva Merger Sub, Inc. (1)	6.50	02/15/30	100,000	92,156
				185,178
TOTAL CORPORATE BONDS (Cost - $5,840,675)				5,532,739
SHORT-TERM INVESTMENTS - 1.2%
TIME DEPOSITS - 1.2%
BNP Paribas, Paris	0.13	05/02/22	67,124	67,124
TOTAL SHORT-TERM INVESTMENTS (Cost - $67,124)				67,124
TOTAL INVESTMENTS - 98.5% (Cost - $5,907,799)				$5,599,863
OTHER ASSETS LESS LIABILITIES - 1.5%				87,895
NET ASSETS - 100.0%				$5,687,758

(1)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2022, amounted to $4,032,683 and represented 70.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust's Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS - 98.7%
ADVERTISING - 1.1%
Outfront Media Capital LLC/Outfront Media Capital Corp. (1)	4.25	01/15/29	$25,000	$21,779
Outfront Media Capital LLC/Outfront Media Capital Corp. (1)	4.63	03/15/30	20,000	17,922
Outfront Media Capital LLC/Outfront Media Capital Corp. (1)	5.00	08/15/27	25,000	23,812
				63,513
BANKS - 13.8%
Commerzbank AG (1)	8.13	09/19/23	35,000	36,451
Deutsche Bank AG	4.30	05/24/28	50,000	49,065
Deutsche Bank AG	4.50	04/01/25	60,000	59,017
Deutsche Bank AG/New York NY	3.73	01/14/32	50,000	41,329
Deutsche Bank AG/New York NY	3.74	01/07/33	45,000	36,802
Deutsche Bank AG/New York NY	4.88	12/01/32	35,000	32,104
Deutsche Bank AG/New York NY	5.88	07/08/31	20,000	19,437
Dresdner Funding Trust I (1)	8.15	06/30/31	45,000	54,594
Freedom Mortgage Corp. (1)	6.63	01/15/27	55,000	47,686
Freedom Mortgage Corp. (1)	8.25	04/15/25	25,000	24,034
Intesa Sanpaolo SpA (1)	4.20	06/01/32	25,000	20,730
Intesa Sanpaolo SpA (1)	4.95	06/01/42	30,000	23,504
Intesa Sanpaolo SpA (1)	5.02	06/26/24	70,000	68,396
Intesa Sanpaolo SpA (1)	5.71	01/15/26	60,000	59,777
Popular, Inc.	6.13	09/14/23	10,000	10,261
Standard Chartered PLC (1),(2)	7.01	-	30,000	34,937
Synovus Financial Corp.	5.90	02/07/29	10,000	10,157
Texas Capital Bancshares, Inc.	4.00	05/06/31	15,000	14,383
UniCredit SpA (1)	5.46	06/30/35	35,000	31,619
UniCredit SpA (1)	5.86	06/19/32	40,000	38,133
UniCredit SpA (1)	7.30	04/02/34	70,000	70,792
				783,208
COMMERCIAL SERVICES - 2.9%
Block, Inc. (1)	2.75	06/01/26	25,000	22,829
Block, Inc. (1)	3.50	06/01/31	45,000	37,759
CoreCivic, Inc.	4.75	10/15/27	15,000	13,393
CoreCivic, Inc.	8.25	04/15/26	20,000	20,582
CPI CG, Inc. (1)	8.63	03/15/26	13,000	12,602
MoneyGram International, Inc. (1)	5.38	08/01/26	10,000	10,213
Paysafe Finance PLC/Paysafe Holdings US Corp. (1)	4.00	06/15/29	10,000	8,163
PROG Holdings, Inc. (1)	6.00	11/15/29	20,000	17,699
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (1)	4.63	11/01/26	25,000	23,966
				167,206
DIVERSIFIED FINANCIAL SERVICES - 28.2%
Advisor Group Holdings, Inc. (1)	10.75	08/01/27	10,000	10,585
AerCap Holdings NV	5.88	10/10/79	30,000	28,169
AG Issuer LLC (1)	6.25	03/01/28	25,000	24,472
Ally Financial, Inc.	5.75	11/20/25	40,000	41,134
Aretec Escrow Issuer, Inc. (1)	7.50	04/01/29	15,000	13,988
Armor Holdco, Inc. (1)	8.50	11/15/29	15,000	14,523

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES - 28.2% (Continued)
Brightsphere Investment Group, Inc.	4.80	07/27/26	$10,000	$9,319
Castlelake Aviation Finance DAC (1)	5.00	04/15/27	15,000	13,521
Coinbase Global, Inc. (1)	3.38	10/01/28	25,000	19,455
Coinbase Global, Inc. (1)	3.63	10/01/31	45,000	33,328
Credit Acceptance Corp.	6.63	03/15/26	20,000	20,247
Curo Group Holdings Corp. (1)	7.50	08/01/28	35,000	29,185
Enact Holdings, Inc. (1)	6.50	08/15/25	30,000	29,908
Enova International, Inc. (1)	8.50	09/15/25	30,000	29,890
Finance of America Funding LLC (1)	7.88	11/15/25	15,000	13,480
goeasy Ltd. (1)	4.38	05/01/26	40,000	37,199
Home Point Capital, Inc. (1)	5.00	02/01/26	20,000	15,825
Jane Street Group/JSG Finance, Inc. (1)	4.50	11/15/29	15,000	13,911
Jefferies Finance LLC/JFIN Co.-Issuer Corp. (1)	5.00	08/15/28	35,000	31,916
Jefferson Capital Holdings LLC (1)	6.00	08/15/26	10,000	9,340
LD Holdings Group LLC (1)	6.13	04/01/28	40,000	30,252
LFS Topco LLC (1)	5.88	10/15/26	10,000	9,269
LPL Holdings, Inc. (1)	4.00	03/15/29	35,000	31,897
LPL Holdings, Inc. (1)	4.38	05/15/31	25,000	22,866
Midcap Financial Issuer Trust (1)	5.63	01/15/30	20,000	15,962
Midcap Financial Issuer Trust (1)	6.50	05/01/28	30,000	25,922
Nationstar Mortgage Holdings, Inc. (1)	5.13	12/15/30	35,000	30,490
Nationstar Mortgage Holdings, Inc. (1)	5.50	08/15/28	35,000	31,897
Nationstar Mortgage Holdings, Inc. (1)	5.75	11/15/31	25,000	22,221
Navient Corp.	6.75	06/15/26	10,000	9,844
Navient Corp.	4.88	03/15/28	35,000	30,774
Navient Corp.	5.00	03/15/27	30,000	27,366
Navient Corp.	5.50	03/15/29	20,000	17,618
Navient Corp.	5.63	08/01/33	15,000	11,879
Navient Corp.	5.88	10/25/24	30,000	29,813
Navient Corp.	6.13	03/25/24	30,000	30,209
Navient Corp.	6.75	06/25/25	30,000	29,984
NFP Corp. (1)	4.88	08/15/28	15,000	13,671
NFP Corp. (1)	6.88	08/15/28	75,000	66,733
OneMain Finance Corp.	3.50	01/15/27	25,000	21,997
OneMain Finance Corp.	3.88	09/15/28	40,000	33,951
OneMain Finance Corp.	4.00	09/15/30	60,000	49,194
OneMain Finance Corp.	5.38	11/15/29	10,000	8,993
OneMain Finance Corp.	6.13	03/15/24	60,000	60,296
OneMain Finance Corp.	6.63	01/15/28	30,000	29,686
OneMain Finance Corp.	6.88	03/15/25	40,000	40,276
OneMain Finance Corp.	7.13	03/15/26	45,000	45,641
OneMain Finance Corp.	8.88	06/01/25	25,000	26,253
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. (1)	6.38	02/01/27	10,000	10,133
PennyMac Financial Services, Inc. (1)	5.75	09/15/31	10,000	8,217
PennyMac Financial Services, Inc. (1)	4.25	02/15/29	30,000	24,171
PennyMac Financial Services, Inc. (1)	5.38	10/15/25	35,000	33,144
PHH Mortgage Corp. (1)	7.88	03/15/26	10,000	9,012
PRA Group, Inc. (1)	5.00	10/01/29	25,000	23,172
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	2.88	10/15/26	40,000	35,445

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES - 28.2% (Continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	3.63	03/01/29	$35,000	$29,971
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	3.88	03/01/31	45,000	38,039
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. (1)	4.00	10/15/33	30,000	24,092
SLM Corp.	3.13	11/02/26	25,000	22,875
SLM Corp.	4.20	10/29/25	10,000	9,780
StoneX Group, Inc. (1)	8.63	06/15/25	10,000	10,505
TMX Finance LLC/TitleMax Finance Corp. (1)	11.13	04/01/23	15,000	14,817
United Wholesale Mortgage LLC (1)	5.50	11/15/25	20,000	18,413
United Wholesale Mortgage LLC (1)	5.50	04/15/29	25,000	20,786
United Wholesale Mortgage LLC (1)	5.75	06/15/27	25,000	21,734
World Acceptance Corp. (1)	7.00	11/01/26	10,000	8,688
				1,607,343
ELECTRIC - 0.3%
Terraform Global Operating LLC (1)	6.13	03/01/26	15,000	14,777
ELECTRONICS - 0.3%
Likewize Corp. (1)	9.75	10/15/25	15,000	14,608
ENGINEERING & CONSTRUCTION - 0.2%
INNOVATE Corp. (1)	8.50	02/01/26	10,000	9,670
INSURANCE - 10.9%
Acrisure LLC/Acrisure Finance, Inc. (1)	4.25	02/15/29	15,000	13,125
Acrisure LLC/Acrisure Finance, Inc. (1)	6.00	08/01/29	40,000	35,003
Acrisure LLC/Acrisure Finance, Inc. (1)	7.00	11/15/25	35,000	34,125
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer (1)	4.25	10/15/27	30,000	27,746
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer (1)	5.88	11/01/29	25,000	23,345
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer (1)	6.75	10/15/27	40,000	37,871
AmWINS Group, Inc. (1)	4.88	06/30/29	30,000	27,500
Assurant, Inc.	7.00	03/27/48	10,000	10,344
AssuredPartners, Inc. (1)	5.63	01/15/29	35,000	30,825
AssuredPartners, Inc. (1)	7.00	08/15/25	20,000	19,750
BroadStreet Partners, Inc. (1)	5.88	04/15/29	30,000	26,064
Enstar Finance LLC	5.50	01/15/42	20,000	18,635
Enstar Finance LLC	5.75	09/01/40	15,000	14,781
Genworth Holdings, Inc.	6.50	06/15/34	10,000	9,338
Global Atlantic Finance Co. (1)	4.70	10/15/51	25,000	22,734
HUB International Ltd. (1)	5.63	12/01/29	10,000	9,187
HUB International Ltd. (1)	7.00	05/01/26	70,000	69,467
Liberty Mutual Group, Inc. (1)	4.13	12/15/51	30,000	27,271
Liberty Mutual Group, Inc. (1)	4.30	02/01/61	40,000	30,258
MGIC Investment Corp.	5.25	08/15/28	25,000	23,516
NMI Holdings, Inc. (1)	7.38	06/01/25	25,000	26,096
Radian Group, Inc.	4.50	10/01/24	20,000	19,502
Radian Group, Inc.	4.88	03/15/27	10,000	9,663
Radian Group, Inc.	6.63	03/15/25	25,000	25,482
Ryan Specialty Group LLC (1)	4.38	02/01/30	10,000	9,133
USI, Inc./NY (1)	6.88	05/01/25	20,000	19,725
				620,486

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET - 0.2%
Acuris Finance US, Inc./Acuris Finance SARL (1)	5.00	05/01/28	$15,000	$13,796
INVESTMENT COMPANIES - 4.9%
Compass Group Diversified Holdings LLC (1)	5.00	01/15/32	15,000	12,772
Compass Group Diversified Holdings LLC (1)	5.25	04/15/29	30,000	26,962
FS Energy & Power Fund (1)	7.50	08/15/23	30,000	30,546
Hightower Holding LLC (1)	6.75	04/15/29	10,000	9,254
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	15,000	14,955
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	25,000	21,613
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	09/15/24	55,000	53,696
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	50,000	46,793
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	60,000	59,594
				276,185
REAL ESTATE INVESTMENT TRUSTS (REITS) - 28.1%
American Finance Trust, Inc./American Finance Operating Partner LP (1)	4.50	09/30/28	20,000	17,065
Apollo Commercial Real Estate Finance, Inc. (1)	4.63	06/15/29	20,000	17,427
Blackstone Mortgage Trust, Inc. (1)	3.75	01/15/27	15,000	13,707
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL (1)	4.50	04/01/27	15,000	13,609
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL (1)	5.75	05/15/26	45,000	43,652
CTR Partnership LP/CareTrust Capital Corp. (1)	3.88	06/30/28	10,000	9,064
Diversified Healthcare Trust	4.38	03/01/31	20,000	15,552
Diversified Healthcare Trust	4.75	02/15/28	20,000	17,073
Diversified Healthcare Trust	9.75	06/15/25	45,000	47,227
GEO Group, Inc.	6.00	04/15/26	20,000	16,166
Global Net Lease, Inc./Global Net Lease Operating Partnership LP (1)	3.75	12/15/27	20,000	17,986
HAT Holdings I LLC/HAT Holdings II LLC (1)	3.38	06/15/26	35,000	32,189
HAT Holdings I LLC/HAT Holdings II LLC (1)	3.75	09/15/30	15,000	12,960
HAT Holdings I LLC/HAT Holdings II LLC (1)	6.00	04/15/25	10,000	10,163
Iron Mountain Information Management Services, Inc. (1)	5.00	07/15/32	50,000	44,155
Iron Mountain, Inc. (1)	5.63	07/15/32	10,000	9,061
Iron Mountain, Inc. (1)	4.50	02/15/31	40,000	34,350
Iron Mountain, Inc. (1)	4.88	09/15/27	35,000	33,468
Iron Mountain, Inc. (1)	4.88	09/15/29	30,000	27,535
Iron Mountain, Inc. (1)	5.00	07/15/28	30,000	28,461
Iron Mountain, Inc. (1)	5.25	03/15/28	25,000	23,852
Iron Mountain, Inc. (1)	5.25	07/15/30	45,000	41,322
iStar, Inc.	4.25	08/01/25	25,000	23,859
iStar, Inc.	4.75	10/01/24	30,000	29,212
iStar, Inc.	5.50	02/15/26	10,000	9,744
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (1)	4.25	02/01/27	25,000	23,011
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (1)	4.75	06/15/29	25,000	22,471
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (1)	5.25	10/01/25	15,000	14,756
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	55,000	46,801
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	25,000	23,135
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	45,000	43,232
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	20,000	20,053
New Residential Investment Corp. (1)	6.25	10/15/25	15,000	14,308
RHP Hotel Properties LP/RHP Finance Corp. (1)	4.50	02/15/29	50,000	45,239
The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) - 28.1% (Continued)
RLJ Lodging Trust LP (1)	3.75	07/01/26	$25,000	$23,154
RLJ Lodging Trust LP (1)	4.00	09/15/29	20,000	17,881
SBA Communications Corp.	3.13	02/01/29	65,000	55,844
SBA Communications Corp.	3.88	02/15/27	45,000	42,759
Service Properties Trust	4.95	02/15/27	10,000	8,679
Service Properties Trust	4.35	10/01/24	20,000	18,558
Service Properties Trust	4.38	02/15/30	20,000	15,375
Service Properties Trust	4.50	06/15/23	20,000	19,530
Service Properties Trust	4.50	03/15/25	30,000	27,194
Service Properties Trust	4.75	10/01/26	15,000	12,920
Service Properties Trust	4.95	10/01/29	15,000	12,009
Service Properties Trust	5.25	02/15/26	25,000	22,284
Service Properties Trust	5.50	12/15/27	25,000	22,781
Service Properties Trust	7.50	09/15/25	30,000	29,981
Starwood Property Trust, Inc. (1)	3.63	07/15/26	20,000	18,272
Starwood Property Trust, Inc. (1)	3.75	12/31/24	20,000	19,271
Starwood Property Trust, Inc. (1)	4.38	01/15/27	10,000	9,339
Starwood Property Trust, Inc.	4.75	03/15/25	25,000	24,700
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	6.00	01/15/30	20,000	16,705
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (1)	7.88	02/15/25	85,000	86,635
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (1)	4.75	04/15/28	35,000	31,301
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC (1)	6.50	02/15/29	35,000	30,238
VICI Properties LP/VICI Note Co., Inc.	4.5	09/01/26	20,000	20,548
VICI Properties LP/VICI Note Co., Inc.	5.63	05/01/24	35,000	36,381
VICI Properties LP/VICI Note Co., Inc.	4.50	01/15/28	25,000	26,069
VICI Properties LP/VICI Note Co., Inc.	5.75	02/01/27	15,000	16,173
VICI Properties LP/VICI Note Co., Inc.	4.63	06/15/25	30,000	30,809
VICI Properties LP/VICI Note Co., Inc.	3.88	02/15/29	30,000	30,185
XHR LP (1)	4.88	06/01/29	20,000	18,447
XHR LP (1)	6.38	08/15/25	15,000	15,199
				1,601,086
RETAIL - 0.6%
FirstCash, Inc. (1)	4.63	09/01/28	25,000	22,782
FirstCash, Inc. (1)	5.63	01/01/30	15,000	13,976
				36,758
SOFTWARE - 2.6%
ACI Worldwide, Inc. (1)	5.75	08/15/26	10,000	10,113
MSCI, Inc. (1)	3.25	08/15/33	15,000	12,697
MSCI, Inc. (1)	3.63	09/01/30	50,000	44,172
MSCI, Inc. (1)	3.63	11/01/31	25,000	21,975
MSCI, Inc. (1)	3.88	02/15/31	40,000	36,163
MSCI, Inc. (1)	4.00	11/15/29	25,000	23,060
				148,180
TRANSPORTATION - 0.5%
Cargo Aircraft Management, Inc. (1)	4.75	02/01/28	30,000	28,239

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRUCKING & LEASING - 1.8%
AerCap Global Aviation Trust (1)	6.50	06/15/45	$15,000	$14,603
Fly Leasing Ltd. (1)	7.00	10/15/24	15,000	13,238
Fortress Transportation & Infrastructure Investors LLC (1)	5.50	05/01/28	50,000	43,210
Fortress Transportation & Infrastructure Investors LLC (1)	6.50	10/01/25	35,000	33,404
				104,455
TOTAL CORPORATE BONDS (Cost - $5,767,060)				5,489,510
SHORT-TERM INVESTMENTS - 2.3%
TIME DEPOSITS - 2.3%
BNP Paribas, Paris	0.13	05/02/22	130,915	130,915
TOTAL SHORT-TERM INVESTMENTS (Cost - $130,915)				130,915
TOTAL INVESTMENTS - 98.7% (Cost - $5,897,975)				$5,620,425
OTHER ASSETS LESS LIABILITIES - 1.3%				71,780
NET ASSETS - 100.0%				$5,692,205

(1)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2022, amounts to $3,437,654 and represents 60.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust's Board of Trustees.

(2)  Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS - 98.9%
CHEMICALS - 1.0%
Methanex Corp.	4.25	12/01/24	$10,000	$9,855
Methanex Corp.	5.13	10/15/27	20,000	19,224
Methanex Corp.	5.25	12/15/29	15,000	14,271
Methanex Corp.	5.65	12/01/44	15,000	13,200
				56,550
ENERGY-ALTERNATE SOURCES - 0.2%
Renewable Energy Group, Inc. (1)	5.88	06/01/28	10,000	10,602
ENVIRONMENTAL CONTROL - 0.2%
Tervita Corp. (1)	11.00	12/01/25	10,000	11,162
OIL & GAS - 52.1%
Aethon United BR LP/Aethon United Finance Corp. (1)	8.25	02/15/26	15,000	15,478
Antero Resources Corp. (1)	5.38	03/01/30	25,000	24,464
Antero Resources Corp. (1)	7.63	02/01/29	25,000	26,515
Apache Corp.	4.25	01/15/30	25,000	23,262
Apache Corp.	4.38	10/15/28	15,000	14,121
Apache Corp.	4.75	04/15/43	10,000	8,666
Apache Corp.	5.10	09/01/40	45,000	40,796
Apache Corp.	5.25	02/01/42	10,000	9,216
Apache Corp.	5.35	07/01/49	20,000	17,589
Apache Corp.	6.00	01/15/37	10,000	10,347
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	5.88	06/30/29	10,000	9,692
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	7.00	11/01/26	25,000	25,230
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	8.25	12/31/28	10,000	10,413
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (1)	9.00	11/01/27	10,000	13,926
Athabasca Oil Corp. (1)	9.75	11/01/26	10,000	10,627
Baytex Energy Corp. (1)	8.75	04/01/27	10,000	10,590
Berry Petroleum Co. LLC (1)	7.00	02/15/26	10,000	9,719
California Resources Corp. (1)	7.13	02/01/26	20,000	20,382
Callon Petroleum Co.	6.13	10/01/24	20,000	19,773
Callon Petroleum Co. (1)	8.00	08/01/28	20,000	20,713
Callon Petroleum Co. (1)	9.00	04/01/25	15,000	15,920
Calumet Specialty Products Partners LP/Calumet Finance Corp. (1)	8.13	01/15/27	10,000	8,966
Calumet Specialty Products Partners LP/Calumet Finance Corp. (1)	11.00	04/15/25	20,000	20,037
Centennial Resource Production LLC (1)	6.88	04/01/27	30,000	29,982
Chesapeake Energy Corp. (1)	5.50	02/01/26	30,000	29,781
Chesapeake Energy Corp. (1)	5.88	02/01/29	15,000	14,850
Chesapeake Energy Corp. (1)	6.75	04/15/29	20,000	20,158
Citgo Holding, Inc. (1)	9.25	08/01/24	40,000	39,802
CITGO Petroleum Corp. (1)	6.38	06/15/26	20,000	19,913
CITGO Petroleum Corp. (1)	7.00	06/15/25	35,000	34,822
Civitas Resources, Inc. (1)	5.00	10/15/26	10,000	9,513
CNX Resources Corp. (1)	6.00	01/15/29	40,000	39,531
Colgate Energy Partners III LLC (1)	5.88	07/01/29	35,000	34,873
Comstock Resources, Inc. (1)	5.88	01/15/30	15,000	14,455
Comstock Resources, Inc. (1)	6.75	03/01/29	55,000	55,677

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS - 52.1% (Continued)
Crescent Energy Finance LLC (1)	7.25	05/01/26	$25,000	$24,670
CrownRock LP/CrownRock Finance, Inc. (1)	5.00	05/01/29	10,000	9,800
CrownRock LP/CrownRock Finance, Inc. (1)	5.63	10/15/25	50,000	50,061
CVR Energy, Inc. (1)	5.25	02/15/25	20,000	19,376
CVR Energy, Inc. (1)	5.75	02/15/28	10,000	9,386
Earthstone Energy Holdings LLC (1)	8.00	04/15/27	15,000	14,972
Encino Acquisition Partners Holdings LLC (1)	8.50	05/01/28	25,000	25,091
Endeavor Energy Resources LP/EER Finance, Inc. (1)	5.75	01/30/28	30,000	30,110
Endeavor Energy Resources LP/EER Finance, Inc. (1)	6.63	07/15/25	20,000	20,577
Energean PLC (1)	6.50	04/30/27	10,000	9,467
Energy Ventures Gom LLC/EnVen Finance Corp. (1)	11.75	04/15/26	10,000	10,363
Ensign Drilling, Inc. (1)	9.25	04/15/24	10,000	9,789
Gran Tierra Energy International Holdings Ltd. (1)	6.25	02/15/25	10,000	9,215
Gulfport Energy Corp. (1)	8.00	05/17/26	10,000	10,304
Harbour Energy PLC (1)	5.50	10/15/26	20,000	19,462
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	5.75	02/01/29	20,000	19,625
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.00	02/01/31	15,000	14,532
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.00	04/15/30	15,000	14,907
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.25	11/01/28	20,000	19,950
Hilcorp Energy I LP/Hilcorp Finance Co. (1)	6.25	04/15/32	15,000	14,644
Ithaca Energy North Sea PLC (1)	9.00	07/15/26	15,000	15,317
Laredo Petroleum, Inc. (1)	7.75	07/31/29	20,000	19,624
Laredo Petroleum, Inc.	9.50	01/15/25	25,000	25,660
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. (1)	6.00	08/01/26	10,000	10,012
Matador Resources Co.	5.88	09/15/26	30,000	29,492
MEG Energy Corp. (1)	5.88	02/01/29	20,000	19,600
MEG Energy Corp. (1)	7.13	02/01/27	50,000	50,867
Moss Creek Resources Holdings, Inc. (1)	7.50	01/15/26	25,000	22,956
Moss Creek Resources Holdings, Inc. (1)	10.50	05/15/27	15,000	14,645
Murphy Oil Corp.	5.75	08/15/25	20,000	20,027
Murphy Oil Corp.	6.38	07/15/28	15,000	15,275
Murphy Oil Corp.	6.38	12/01/42	10,000	9,043
Murphy Oil Corp.	7.05	05/01/29	20,000	20,757
Nabors Industries Ltd. (1)	7.25	01/15/26	20,000	19,573
Nabors Industries Ltd. (1)	7.50	01/15/28	10,000	9,588
Nabors Industries, Inc.	5.75	02/01/25	20,000	19,152
Nabors Industries, Inc. (1)	7.38	05/15/27	30,000	30,645
Neptune Energy Bondco PLC (1)	6.63	05/15/25	30,000	29,776
Northern Oil & Gas, Inc. (1)	8.13	03/01/28	30,000	29,887
Oasis Petroleum, Inc. (1)	6.38	06/01/26	20,000	20,121
Occidental Petroleum Corp.	2.90	08/15/24	45,000	44,045
Occidental Petroleum Corp.	3.00	02/15/27	30,000	27,938
Occidental Petroleum Corp.	3.20	08/15/26	15,000	14,118
Occidental Petroleum Corp.	3.40	04/15/26	20,000	19,072
Occidental Petroleum Corp.	3.50	08/15/29	25,000	23,373
Occidental Petroleum Corp.	4.10	02/15/47	25,000	20,852
Occidental Petroleum Corp.	4.20	03/15/48	20,000	16,606
Occidental Petroleum Corp.	4.30	08/15/39	20,000	17,019

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS - 52.1% (Continued)
Occidental Petroleum Corp.	4.40	04/15/46	$30,000	$25,775
Occidental Petroleum Corp.	4.50	07/15/44	20,000	17,231
Occidental Petroleum Corp.	4.63	06/15/45	20,000	17,282
Occidental Petroleum Corp.	5.50	12/01/25	25,000	25,468
Occidental Petroleum Corp.	5.55	03/15/26	35,000	35,915
Occidental Petroleum Corp.	5.88	09/01/25	35,000	35,989
Occidental Petroleum Corp.	6.13	01/01/31	40,000	42,096
Occidental Petroleum Corp.	6.20	03/15/40	20,000	20,734
Occidental Petroleum Corp.	6.38	09/01/28	20,000	21,021
Occidental Petroleum Corp.	6.45	09/15/36	55,000	59,762
Occidental Petroleum Corp.	6.60	03/15/46	35,000	38,206
Occidental Petroleum Corp.	6.63	09/01/30	50,000	54,258
Occidental Petroleum Corp.	7.50	05/01/31	15,000	17,122
Occidental Petroleum Corp.	7.88	09/15/31	15,000	17,559
Occidental Petroleum Corp.	7.95	06/15/39	10,000	12,143
Occidental Petroleum Corp.	8.00	07/15/25	15,000	16,182
Occidental Petroleum Corp.	8.88	07/15/30	30,000	36,075
Parkland Corp. (1)	4.50	10/01/29	25,000	21,926
Parkland Corp. (1)	4.63	05/01/30	15,000	13,152
Parkland Corp. (1)	5.88	07/15/27	25,000	24,288
Patterson-UTI Energy, Inc.	3.95	02/01/28	10,000	9,226
Patterson-UTI Energy, Inc.	5.15	11/15/29	15,000	14,283
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	15,000	13,229
PBF Holding Co. LLC/PBF Finance Corp.	7.25	06/15/25	35,000	33,864
PBF Holding Co. LLC/PBF Finance Corp. (1)	9.25	05/15/25	40,000	41,543
PDC Energy, Inc.	5.75	05/15/26	25,000	24,356
Penn Virginia Holdings LLC (1)	9.25	08/15/26	20,000	20,525
Petrofac Ltd. (1)	9.75	11/15/26	45,000	42,154
Precision Drilling Corp. (1)	6.88	01/15/29	25,000	24,285
Range Resources Corp. (1)	4.75	02/15/30	10,000	9,553
Range Resources Corp.	4.88	05/15/25	20,000	19,825
Range Resources Corp.	8.25	01/15/29	20,000	21,465
Rockcliff Energy II LLC (1)	5.50	10/15/29	25,000	24,284
SM Energy Co.	6.50	07/15/28	25,000	24,679
SM Energy Co.	6.75	09/15/26	25,000	24,908
SM Energy Co. (1)	10.00	01/15/25	15,000	16,234
Southwestern Energy Co.	4.75	02/01/32	25,000	23,682
Southwestern Energy Co.	5.38	02/01/29	20,000	19,783
Southwestern Energy Co.	5.38	03/15/30	40,000	39,547
Southwestern Energy Co.	5.95	01/23/25	10,000	10,156
Southwestern Energy Co.	7.75	10/01/27	20,000	20,910
Southwestern Energy Co.	8.38	09/15/28	30,000	32,469
Strathcona Resources Ltd. (1)	6.88	08/01/26	10,000	9,688
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	45,000	40,525
Sunoco LP/Sunoco Finance Corp. (1)	4.50	04/30/30	15,000	13,555
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	20,000	20,175
Talos Production, Inc.	12.00	01/15/26	25,000	26,913
Tap Rock Resources LLC (1)	7.00	10/01/26	20,000	20,230

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS - 52.1% (Continued)
Teine Energy Ltd. (1)	6.88	04/15/29	$20,000	$19,961
Transocean Guardian Ltd. (1)	5.88	01/15/24	9,096	8,720
Transocean Pontus Ltd. (1)	6.13	08/01/25	15,375	15,127
Transocean Poseidon Ltd. (1)	6.88	02/01/27	14,063	13,551
Transocean Sentry Ltd. (1)	5.38	05/15/23	8,332	8,125
Transocean, Inc.	6.80	03/15/38	20,000	12,165
Transocean, Inc. (1)	7.25	11/01/25	15,000	12,466
Transocean, Inc. (1)	7.50	01/15/26	20,000	16,376
Transocean, Inc.	7.50	04/15/31	15,000	9,994
Transocean, Inc. (1)	8.00	02/01/27	10,000	7,914
Transocean, Inc. (1)	11.50	01/30/27	25,000	24,903
Vermilion Energy Inc.	6.88	05/01/30	15,000	14,663
Viper Energy Partners LP (1)	5.38	11/01/27	10,000	9,969
W&T Offshore, Inc. (1)	9.75	11/01/23	10,000	9,946
				3,079,250
OIL & GAS SERVICES - 4.9%
Archrock Partners LP/Archrock Partners Finance Corp. (1)	6.25	04/01/28	25,000	24,283
Archrock Partners LP/Archrock Partners Finance Corp. (1)	6.88	04/01/27	15,000	15,044
Bristow Group, Inc. (1)	6.88	03/01/28	20,000	19,627
CGG SA (1)	8.75	04/01/27	20,000	19,877
CSI Compressco LP/CSI Compressco Finance, Inc. (1)	7.50	04/01/25	10,000	9,631
Exterran Energy Solutions LP/EES Finance Corp.	8.13	05/01/25	10,000	10,039
KLX Energy Services Holdings, Inc. (1)	11.50	11/01/25	5,000	3,245
Oceaneering International, Inc.	4.65	11/15/24	15,000	14,530
Oceaneering International, Inc.	6.00	02/01/28	10,000	9,314
TechnipFMC PLC (1)	6.50	02/01/26	25,000	25,903
Transocean Phoenix 2 Ltd. (1)	7.75	10/15/24	4,500	4,542
Transocean Proteus Ltd. (1)	6.25	12/01/24	5,000	4,920
USA Compression Partners LP/USA Compression Finance Corp.	6.88	04/01/26	25,000	24,533
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	30,000	29,360
Weatherford International Ltd. (1)	6.50	09/15/28	20,000	20,220
Weatherford International Ltd. (1)	8.63	04/30/30	55,000	54,520
				289,588
PIPELINES - 37.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	5.38	06/15/29	25,000	23,478
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	5.75	03/01/27	30,000	29,271
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	5.75	01/15/28	20,000	19,485
Antero Midstream Partners LP/Antero Midstream Finance Corp. (1)	7.88	05/15/26	20,000	20,941
Blue Racer Midstream LLC/Blue Racer Finance Corp. (1)	7.63	12/15/25	20,000	20,624
Buckeye Partners LP	3.95	12/01/26	40,000	37,850
Buckeye Partners LP (1)	4.13	03/01/25	30,000	28,799
Buckeye Partners LP (1)	4.50	03/01/28	20,000	18,279
Buckeye Partners LP	5.85	11/15/43	20,000	15,988
Cheniere Energy Partners LP (1)	3.25	01/31/32	45,000	38,546
Cheniere Energy Partners LP	4.00	03/01/31	55,000	49,866
Cheniere Energy Partners LP	4.50	10/01/29	45,000	43,149
Cheniere Energy, Inc.	4.63	10/15/28	60,000	58,126

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES - 37.9% (Continued)
CNX Midstream Partners LP (1)	4.75	04/15/30	$10,000	$9,214
CQP Holdco LP/BIP-V Chinook Holdco LLC (1)	5.50	06/15/31	55,000	50,801
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (1)	5.63	05/01/27	35,000	34,122
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.75	04/01/25	10,000	9,901
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (1)	6.00	02/01/29	25,000	24,362
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (1)	8.00	04/01/29	10,000	10,441
DCP Midstream Operating LP	3.25	02/15/32	30,000	25,489
DCP Midstream Operating LP	5.13	05/15/29	20,000	19,697
DCP Midstream Operating LP	5.38	07/15/25	40,000	40,251
DCP Midstream Operating LP	5.60	04/01/44	10,000	9,575
DCP Midstream Operating LP	5.63	07/15/27	15,000	15,237
DCP Midstream Operating LP (1)	5.85	05/21/43	15,000	13,662
DCP Midstream Operating LP (1)	6.75	09/15/37	20,000	22,493
Delek Logistics Partners LP/Delek Logistics Finance Corp. (1)	7.13	06/01/28	20,000	19,155
DT Midstream, Inc. (1)	4.13	06/15/29	40,000	36,452
DT Midstream, Inc. (1)	4.38	06/15/31	30,000	26,919
EnLink Midstream LLC	5.38	06/01/29	10,000	9,747
EnLink Midstream LLC (1)	5.63	01/15/28	20,000	19,841
EnLink Midstream Partners LP	4.15	06/01/25	25,000	24,345
EnLink Midstream Partners LP	4.40	04/01/24	15,000	14,831
EnLink Midstream Partners LP	4.85	07/15/26	20,000	19,473
EnLink Midstream Partners LP	5.05	04/01/45	10,000	7,718
EnLink Midstream Partners LP	5.45	06/01/47	20,000	16,238
EnLink Midstream Partners LP	5.60	04/01/44	10,000	8,270
EQM Midstream Partners LP	4.00	08/01/24	15,000	14,523
EQM Midstream Partners LP (1)	4.50	01/15/29	30,000	27,055
EQM Midstream Partners LP	4.75	07/15/23	20,000	19,801
EQM Midstream Partners LP (1)	4.75	01/15/31	30,000	26,799
EQM Midstream Partners LP	5.50	07/15/28	30,000	28,707
EQM Midstream Partners LP (1)	6.00	07/01/25	25,000	24,807
EQM Midstream Partners LP (1)	6.50	07/01/27	45,000	45,504
EQM Midstream Partners LP	6.50	07/15/48	20,000	18,438
Genesis Energy LP/Genesis Energy Finance Corp.	6.25	05/15/26	15,000	14,009
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/01/25	25,000	23,783
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	20,000	19,278
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	35,000	34,373
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	10,000	9,762
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	15,000	14,682
Harvest Midstream I LP (1)	7.50	09/01/28	25,000	25,411
Hess Midstream Operations LP (1)	4.25	02/15/30	20,000	18,371
Hess Midstream Operations LP	5.50	10/15/30	10,000	9,866
Hess Midstream Operations LP (1)	5.13	06/15/28	30,000	29,069
Hess Midstream Operations LP (1)	5.63	02/15/26	20,000	20,025
Holly Energy Partners LP/Holly Energy Finance Corp. (1)	5.00	02/01/28	10,000	9,525
Holly Energy Partners LP/Holly Energy Finance Corp. (1)	6.38	04/15/27	15,000	15,317
Howard Midstream Energy Partners LLC (1)	6.75	01/15/27	10,000	9,702
ITT Holdings LLC (1)	6.50	08/01/29	45,000	39,879
Martin Midstream Partners LP/Martin Midstream Finance Corp. (1)	11.50	02/28/25	15,000	15,367

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES - 37.9% (Continued)
New Fortress Energy, Inc. (1)	6.50	09/30/26	$65,000	$62,979
New Fortress Energy, Inc. (1)	6.75	09/15/25	25,000	24,609
NGL Energy Operating LLC/NGL Energy Finance Corp. (1)	7.50	02/01/26	60,000	56,624
NGL Energy Partners LP/NGL Energy Finance Corp.	6.13	03/01/25	10,000	8,404
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	11/01/23	20,000	18,580
NGL Energy Partners LP/NGL Energy Finance Corp.	7.50	04/15/26	15,000	12,583
Northriver Midstream Finance LP (1)	5.63	02/15/26	10,000	9,769
NuStar Logistics LP	5.75	10/01/25	25,000	24,903
NuStar Logistics LP	6.00	06/01/26	15,000	14,980
NuStar Logistics LP	6.38	10/01/30	30,000	29,581
PBF Logistics LP/PBF Logistics Finance Corp.	6.88	05/15/23	10,000	9,989
Rattler Midstream LP (1)	5.63	07/15/25	20,000	20,052
Rockies Express Pipeline LLC (1)	3.60	05/15/25	10,000	9,510
Rockies Express Pipeline LLC (1)	4.80	05/15/30	25,000	22,933
Rockies Express Pipeline LLC (1)	4.95	07/15/29	10,000	9,374
Rockies Express Pipeline LLC (1)	6.88	04/15/40	20,000	19,039
Rockies Express Pipeline LLC (1)	7.50	07/15/38	10,000	9,889
Southeast Supply Header LLC (1)	4.25	06/15/24	25,000	24,795
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (1)	8.50	10/15/26	40,000	37,423
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	5.50	01/15/28	20,000	18,672
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	6.00	03/01/27	25,000	24,033
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	6.00	12/31/30	30,000	27,787
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	6.00	09/01/31	10,000	9,139
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (1)	7.50	10/01/25	20,000	20,449
Venture Global Calcasieu Pass LLC (1)	3.88	08/15/29	70,000	63,966
Venture Global Calcasieu Pass LLC (1)	3.88	11/01/33	35,000	30,504
Venture Global Calcasieu Pass LLC (1)	4.13	08/15/31	25,000	22,726
Western Midstream Operating LP	3.60	02/01/25	30,000	28,729
Western Midstream Operating LP	4.50	03/01/28	45,000	42,977
Western Midstream Operating LP	4.55	02/01/30	15,000	13,801
Western Midstream Operating LP	4.65	07/01/26	10,000	9,875
Western Midstream Operating LP	4.75	08/15/28	10,000	9,752
Western Midstream Operating LP	5.30	03/01/48	20,000	17,390
Western Midstream Operating LP	5.45	04/01/44	25,000	22,851
Western Midstream Operating LP	5.50	08/15/48	10,000	8,920
Western Midstream Operating LP	5.75	02/01/50	40,000	35,323
				2,239,599
RETAIL - 1.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp. (1)	5.00	06/01/31	20,000	18,217
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	10,012
Superior Plus LP/Superior General Partner, Inc. (1)	4.50	03/15/29	20,000	18,300
Vivo Energy Investments BV (1)	5.13	09/24/27	10,000	9,750
				56,279
WATER - 0.3%
Solaris Midstream Holdings LLC (1)	7.63	04/01/26	20,000	20,525
TOTAL CORPORATE BONDS (Cost - $5,934,857)				5,763,555

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS - 1.2%
TIME DEPOSITS - 1.2%
BBVA, Madrid	0.13	05/02/22	$73,087	$73,087
TOTAL SHORT-TERM INVESTMENTS (Cost - $73,087)				73,087
TOTAL INVESTMENTS - 98.9% (Cost - $6,007,944)				$5,836,642
OTHER NET ASSETS LESS LIABILITIES - 1.1%				67,634
NET ASSETS - 100.0%				$5,904,276

(1)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2022, amounted to $3,191,932 and represented 54.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust's Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS - 99.6%
APPAREL - 2.1%
Crocs, Inc. (1)	4.25	03/15/29	$15,000	$12,768
Hanesbrands, Inc. (1)	4.63	05/15/24	35,000	35,000
Hanesbrands, Inc. (1)	4.88	05/15/26	25,000	24,467
Kontoor Brands, Inc. (1)	4.13	11/15/29	10,000	8,692
Levi Strauss & Co. (1)	3.50	03/01/31	10,000	8,666
Under Armour, Inc.	3.25	06/15/26	10,000	9,215
William Carter Co. (1)	5.63	03/15/27	10,000	9,977
Wolverine World Wide, Inc. (1)	4.00	08/15/29	10,000	8,512
				117,297
AUTO MANUFACTURERS - 16.1%
Allison Transmission, Inc. (1)	3.75	01/30/31	30,000	25,999
Allison Transmission, Inc. (1)	5.88	06/01/29	20,000	19,772
Aston Martin Capital Holdings Ltd. (1)	10.50	11/30/25	35,000	35,310
Ford Holdings LLC	9.30	03/01/30	25,000	29,785
Ford Motor Co.	3.25	02/12/32	35,000	28,502
Ford Motor Co.	4.35	12/08/26	25,000	24,028
Ford Motor Co.	4.75	01/15/43	45,000	36,312
Ford Motor Co.	5.29	12/08/46	25,000	21,547
Ford Motor Co.	7.40	11/01/46	10,000	10,818
Ford Motor Co.	7.45	07/16/31	30,000	32,669
Ford Motor Co.	9.00	04/22/25	50,000	55,781
Ford Motor Co.	9.63	04/22/30	15,000	18,357
Ford Motor Credit Co. LLC	2.30	02/10/25	25,000	23,248
Ford Motor Credit Co. LLC	2.70	08/10/26	20,000	17,855
Ford Motor Credit Co. LLC	2.90	02/16/28	20,000	17,181
Ford Motor Credit Co. LLC	2.90	02/10/29	15,000	12,509
Ford Motor Credit Co. LLC	3.37	11/17/23	30,000	29,512
Ford Motor Credit Co. LLC	3.38	11/13/25	30,000	28,841
Ford Motor Credit Co. LLC	3.63	06/17/31	25,000	20,819
Ford Motor Credit Co. LLC	3.81	01/09/24	35,000	34,433
Ford Motor Credit Co. LLC	3.82	11/02/27	25,000	22,780
Ford Motor Credit Co. LLC	4.00	11/13/30	30,000	25,995
Ford Motor Credit Co. LLC	4.06	11/01/24	30,000	29,382
Ford Motor Credit Co. LLC	4.13	08/17/27	25,000	23,205
Ford Motor Credit Co. LLC	4.27	01/09/27	25,000	23,593
Ford Motor Credit Co. LLC	4.38	08/06/23	15,000	15,028
Ford Motor Credit Co. LLC	4.39	01/08/26	25,000	24,154
Ford Motor Credit Co. LLC	4.54	08/01/26	30,000	28,724
Ford Motor Credit Co. LLC	4.95	05/28/27	25,000	24,377
Ford Motor Credit Co. LLC	5.11	05/03/29	20,000	18,977
Ford Motor Credit Co. LLC	5.13	06/16/25	40,000	39,946
Ford Motor Credit Co. LLC	5.58	03/18/24	40,000	40,500
Jaguar Land Rover Automotive PLC (1)	5.50	07/15/29	45,000	37,516
Jaguar Land Rover Automotive PLC (1)	7.75	10/15/25	30,000	30,101
McLaren Finance PLC (1)	7.50	08/01/26	10,000	9,691
				917,247

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT - 8.6%
Adient Global Holdings Ltd. (1)	4.88	08/15/26	$20,000	$17,867
American Axle & Manufacturing, Inc.	5.00	10/01/29	15,000	12,937
American Axle & Manufacturing, Inc.	6.50	04/01/27	20,000	18,661
American Axle & Manufacturing, Inc.	6.88	07/01/28	20,000	18,876
Clarios Global LP/Clarios US Finance Co. (1)	6.25	05/15/26	20,000	20,225
Clarios Global LP/Clarios US Finance Co. (1)	8.50	05/15/27	70,000	70,045
Cooper-Standard Automotive, Inc. (1)	5.63	11/15/26	10,000	4,720
Dana, Inc.	4.25	09/01/30	15,000	12,884
Dana, Inc.	5.38	11/15/27	20,000	18,937
Dana, Inc.	5.63	06/15/28	20,000	19,111
Dealer Tire LLC/DT Issuer LLC (1)	8.00	02/01/28	25,000	24,488
Goodyear Tire & Rubber Co.	5.00	07/15/29	25,000	22,321
Goodyear Tire & Rubber Co.	5.00	05/31/26	40,000	38,602
Goodyear Tire & Rubber Co.	5.25	07/15/31	15,000	12,959
Goodyear Tire & Rubber Co.	5.25	04/30/31	25,000	21,766
Goodyear Tire & Rubber Co.	5.63	04/30/33	10,000	8,626
Goodyear Tire & Rubber Co.	9.50	05/31/25	25,000	26,248
Meritor, Inc. (1)	4.50	12/15/28	20,000	20,002
Meritor, Inc. (1)	6.25	06/01/25	10,000	10,368
Real Hero Merger Sub 2, Inc. (1)	6.25	02/01/29	15,000	12,184
Tenneco, Inc.	5.00	07/15/26	20,000	19,201
Tenneco, Inc. (1)	5.13	04/15/29	30,000	29,285
Wheel Pros, Inc. (1)	6.50	05/15/29	10,000	7,613
ZF North America Capital, Inc. (1)	4.75	04/29/25	20,000	19,575
				487,501
COMMERCIAL SERVICES - 0.5%
Metis Merger Sub LLC (1)	6.50	05/15/29	20,000	17,426
Rent-A-Center, Inc./TX (1)	6.38	02/15/29	10,000	8,638
				26,064
DISTRIBUTION/WHOLESALE - 0.2%
G-III Apparel Group Ltd. (1)	7.88	08/15/25	10,000	10,426
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Cobra AcquisitionCo LLC (1)	6.38	11/01/29	10,000	7,663
ENTERTAINMENT - 19.1%
Affinity Gaming (1)	6.88	12/15/27	15,000	14,069
AMC Entertainment Holdings, Inc. (1)	7.50	02/15/29	20,000	18,327
Boyne USA, Inc. (1)	4.75	05/15/29	15,000	13,933
Caesars Entertainment, Inc. (1)	4.63	10/15/29	45,000	38,639
Caesars Entertainment, Inc. (1)	6.25	07/01/25	100,000	101,215
Caesars Entertainment, Inc. (1)	8.13	07/01/27	30,000	31,386
Caesars Resort Collection LLC/CRC Finco, Inc. (1)	5.75	07/01/25	30,000	30,670
CCM Merger, Inc. (1)	6.38	05/01/26	15,000	14,984
CDI Escrow Issuer, Inc. (1)	5.75	04/01/30	35,000	33,785
Cedar Fair LP	5.25	07/15/29	10,000	9,477
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	15,000	14,606
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op (1)	5.50	05/01/25	35,000	35,219

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT - 19.1% (Continued)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op	6.50	10/01/28	$15,000	$15,061
Churchill Downs, Inc. (1)	4.75	01/15/28	10,000	9,375
Churchill Downs, Inc. (1)	5.50	04/01/27	25,000	24,581
Cinemark USA, Inc. (1)	5.25	07/15/28	20,000	17,797
Cinemark USA, Inc. (1)	5.88	03/15/26	10,000	9,338
Cinemark USA, Inc. (1)	8.75	05/01/25	10,000	10,432
Empire Resorts, Inc. (1)	7.75	11/01/26	10,000	9,645
Everi Holdings, Inc. (1)	5.00	07/15/29	10,000	9,085
International Game Technology PLC (1)	4.13	04/15/26	10,000	9,441
International Game Technology PLC (1)	5.25	01/15/29	55,000	52,239
International Game Technology PLC (1)	6.50	02/15/25	25,000	25,470
Jacobs Entertainment, Inc. (1)	6.75	02/15/29	10,000	9,810
Live Nation Entertainment, Inc. (1)	3.75	01/15/28	15,000	13,612
Live Nation Entertainment, Inc. (1)	4.75	10/15/27	25,000	23,519
Live Nation Entertainment, Inc. (1)	4.88	11/01/24	10,000	9,888
Live Nation Entertainment, Inc. (1)	5.63	03/15/26	30,000	29,663
Live Nation Entertainment, Inc. (1)	6.50	05/15/27	30,000	31,153
Merlin Entertainments Ltd. (1)	5.75	06/15/26	15,000	14,684
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. (1)	4.88	05/01/29	15,000	13,181
Mohegan Gaming & Entertainment (1)	8.00	02/01/26	45,000	40,011
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In (1)	8.50	11/15/27	35,000	38,414
Penn National Gaming, Inc. (1)	4.13	07/01/29	15,000	12,675
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (1)	5.88	09/01/31	40,000	31,554
Raptor Acquisition Corp./Raptor Co.-Issuer LLC (1)	4.88	11/01/26	15,000	14,234
Resorts World Las Vegas LLC/RWLV Capital, Inc. (1)	4.63	04/16/29	25,000	21,822
Resorts World Las Vegas LLC/RWLV Capital, Inc. (1)	4.63	04/06/31	20,000	17,116
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. (1)	6.63	03/01/30	25,000	23,784
Scientific Games International, Inc. (1)	7.00	05/15/28	25,000	25,620
Scientific Games International, Inc. (1)	7.25	11/15/29	15,000	15,762
Scientific Games International, Inc. (1)	8.63	07/01/25	15,000	15,732
SeaWorld Parks & Entertainment, Inc. (1)	5.25	08/15/29	15,000	13,668
Six Flags Entertainment Corp. (1)	4.88	07/31/24	20,000	19,946
Six Flags Entertainment Corp. (1)	5.50	04/15/27	20,000	19,625
Six Flags Theme Parks, Inc. (1)	7.00	07/01/25	25,000	26,002
Speedway Motorsports LLC/Speedway Funding II, Inc. (1)	4.88	11/01/27	10,000	9,560
Vail Resorts, Inc. (1)	6.25	05/15/25	10,000	10,238
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (1)	5.13	10/01/29	15,000	13,153
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (1)	7.75	04/15/25	25,000	25,800
				1,089,000
HOME BUILDERS - 0.9%
Forestar Group, Inc. (1)	3.85	05/15/26	30,000	27,055
Thor Industries, Inc. (1)	4.00	10/15/29	15,000	12,696
Winnebago Industries, Inc. (1)	6.25	07/15/28	10,000	9,935
				49,686

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET - 1.6%
GrubHub Holdings, Inc. (1)	5.50	07/01/27	$10,000	$8,564
Millennium Escrow Corp. (1)	6.63	08/01/26	20,000	18,507
Photo Holdings Merger Sub, Inc. (1)	8.50	10/01/26	20,000	18,527
Rakuten Group, Inc. (1),(2)	5.13	-	15,000	13,856
Rakuten Group, Inc. (1),(2)	6.25	-	35,000	33,338
				92,792
LEISURE TIME - 13.3%
Carnival Corp. (1)	4.00	08/01/28	80,000	72,119
Carnival Corp. (1)	5.75	03/01/27	90,000	81,648
Carnival Corp. (1)	6.00	05/01/29	40,000	35,960
Carnival Corp. (1)	7.63	03/01/26	50,000	48,994
Carnival Corp. (1)	9.88	08/01/27	25,000	26,992
Carnival Corp. (1)	10.50	02/01/26	20,000	22,025
Constellation Merger Sub, Inc. (1)	8.50	09/15/25	10,000	9,314
Life Time, Inc. (1)	5.75	01/15/26	25,000	24,291
Life Time, Inc. (1)	8.00	04/15/26	15,000	14,664
Lindblad Expeditions LLC (1)	6.75	02/15/27	10,000	9,826
NCL Corp. Ltd. (1)	3.63	12/15/24	15,000	13,972
NCL Corp. Ltd. (1)	5.88	03/15/26	45,000	41,625
NCL Corp. Ltd. (1)	5.88	02/15/27	25,000	23,864
NCL Finance Ltd. (1)	6.13	03/15/28	30,000	27,041
Royal Caribbean Cruises Ltd. (1)	5.38	07/15/27	70,000	64,423
Royal Caribbean Cruises Ltd. (1)	5.50	08/31/26	25,000	23,329
Royal Caribbean Cruises Ltd. (1)	5.50	04/01/28	40,000	36,568
Royal Caribbean Cruises Ltd. (1)	9.13	06/15/23	25,000	25,841
Royal Caribbean Cruises Ltd. (1)	10.88	06/01/23	35,000	36,664
Royal Caribbean Cruises Ltd. (1)	11.50	06/01/25	35,000	38,092
Viking Cruises Ltd. (1)	5.88	09/15/27	15,000	12,729
Viking Cruises Ltd. (1)	7.00	02/15/29	10,000	8,913
Viking Cruises Ltd. (1)	13.00	05/15/25	15,000	16,435
Viking Ocean Cruises Ship VII Ltd. (1)	5.63	02/15/29	35,000	30,932
VOC Escrow Ltd. (1)	5.00	02/15/28	10,000	9,040
				755,301
LODGING - 10.4%
Boyd Gaming Corp.	4.75	12/01/27	45,000	42,585
Boyd Gaming Corp. (1)	4.75	06/15/31	20,000	18,118
Full House Resorts, Inc. (1)	8.25	02/15/28	5,000	4,958
Genting New York LLC/GENNY Capital, Inc. (1)	3.30	02/15/26	10,000	9,151
Hilton Domestic Operating Co., Inc. (1)	3.63	02/15/32	60,000	50,906
Hilton Domestic Operating Co., Inc. (1)	3.75	05/01/29	20,000	18,148
Hilton Domestic Operating Co., Inc. (1)	4.00	05/01/31	25,000	22,398
Hilton Domestic Operating Co., Inc. (1)	5.38	05/01/25	10,000	10,228
Hilton Domestic Operating Co., Inc. (1)	5.75	05/01/28	40,000	40,610
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (1)	4.88	07/01/31	10,000	8,747
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (1)	5.00	06/01/29	25,000	22,601
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	10,000	9,912
Marriott Ownership Resorts, Inc. (1)	4.50	06/15/29	30,000	26,437
The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING - 10.4% (Continued)
MGM Resorts International	4.63	09/01/26	$25,000	$23,567
MGM Resorts International	4.75	10/15/28	10,000	9,199
MGM Resorts International	5.50	04/15/27	15,000	14,629
MGM Resorts International	5.75	06/15/25	20,000	19,893
MGM Resorts International	6.75	05/01/25	25,000	25,623
Station Casinos LLC (1)	4.50	02/15/28	20,000	18,182
Station Casinos LLC (1)	4.63	12/01/31	15,000	12,592
Travel + Leisure Co. (1)	4.50	12/01/29	20,000	17,737
Travel + Leisure Co. (1)	4.63	03/01/30	25,000	22,295
Travel + Leisure Co. (1)	6.63	07/31/26	20,000	20,500
Universal Entertainment Corp. (1)	8.50	12/11/24	20,000	20,174
Wyndham Hotels & Resorts, Inc. (1)	4.38	08/15/28	10,000	9,335
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (1)	4.25	05/30/23	25,000	24,534
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (1)	5.25	05/15/27	30,000	27,633
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (1)	5.50	03/01/25	45,000	43,598
				594,290
MEDIA - 0.3%
Liberty Interactive LLC	8.25	02/01/30	15,000	13,272
Liberty Interactive LLC	8.50	07/15/29	5,000	4,509
				17,781
MISCELLANEOUS MANUFACTURER - 0.3%
Gates Global LLC/Gates Corp. (1)	6.25	01/15/26	15,000	14,643
REAL ESTATE - 5.0%
Cushman & Wakefield US Borrower LLC (1)	6.75	05/15/28	15,000	15,317
Five Point Operating Co. LP/Five Point Capital Corp. (1)	7.88	11/15/25	30,000	29,807
Greystar Real Estate Partners LLC (1)	5.75	12/01/25	15,000	15,085
Howard Hughes Corp. (1)	4.13	02/01/29	20,000	18,035
Howard Hughes Corp. (1)	4.38	02/01/31	20,000	17,819
Howard Hughes Corp. (1)	5.38	08/01/28	20,000	19,415
Hunt Cos, Inc. (1)	5.25	04/15/29	20,000	18,500
Kennedy-Wilson, Inc.	4.75	03/01/29	25,000	23,095
Kennedy-Wilson, Inc.	4.75	02/01/30	35,000	31,633
Newmark Group, Inc.	6.13	11/15/23	20,000	20,411
Realogy Group LLC/Realogy Co.-Issuer Corp. (1)	5.25	04/15/30	20,000	16,230
Realogy Group LLC/Realogy Co.-Issuer Corp. (1)	5.75	01/15/29	45,000	37,807
WeWork Cos LLC/WW Co.-Obligor, Inc. (1)	5.00	07/10/25	20,000	16,253
WeWork Cos, Inc. (1)	7.88	05/01/25	10,000	8,440
				287,847
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer (1)	4.88	05/15/29	25,000	22,931
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer (1)	5.88	10/01/28	20,000	19,427
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer (1)	7.50	06/01/25	15,000	15,541
				57,899

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL - 17.3%
Academy Ltd. (1)	6.00	11/15/27	$10,000	$9,986
Asbury Automotive Group, Inc.	4.50	03/01/28	20,000	18,680
Asbury Automotive Group, Inc. (1)	4.63	11/15/29	20,000	18,033
Asbury Automotive Group, Inc. (1)	5.00	02/15/32	20,000	17,778
At Home Group, Inc. (1)	7.13	07/15/29	20,000	14,923
Bath & Body Works, Inc.	5.25	02/01/28	30,000	28,834
Bath & Body Works, Inc. (1)	6.63	10/01/30	30,000	29,895
Bath & Body Works, Inc.	6.75	07/01/36	20,000	19,440
Bath & Body Works, Inc.	6.88	11/01/35	30,000	29,372
Bath & Body Works, Inc.	7.50	06/15/29	20,000	20,712
Bed Bath & Beyond, Inc.	3.75	08/01/24	15,000	13,845
Bed Bath & Beyond, Inc.	5.17	08/01/44	15,000	8,322
Carvana Co. (1)	4.88	09/01/29	20,000	14,636
Carvana Co. (1)	5.50	04/15/27	20,000	16,044
Carvana Co. (1)	5.88	10/01/28	25,000	19,919
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (1)	4.63	01/15/29	25,000	22,726
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (1)	6.75	01/15/30	35,000	30,332
Foot Locker, Inc. (1)	4.00	10/01/29	10,000	8,342
Gap, Inc. (1)	3.63	10/01/29	30,000	24,450
Gap, Inc. (1)	3.88	10/01/31	20,000	15,980
Group 1 Automotive, Inc. (1)	4.00	08/15/28	15,000	13,517
Guitar Center, Inc. (1)	8.50	01/15/26	10,000	10,034
Ken Garff Automotive LLC (1)	4.88	09/15/28	10,000	9,113
LCM Investments Holdings II LLC (1)	4.88	05/01/29	30,000	26,326
Lithia Motors, Inc. (1)	3.88	06/01/29	20,000	18,086
Lithia Motors, Inc. (1)	4.38	01/15/31	10,000	9,191
Lithia Motors, Inc. (1)	4.63	12/15/27	25,000	23,842
LSF9 Atlantis Holdings LLC/Victra Finance Corp. (1)	7.75	02/15/26	25,000	22,583
Macy's Retail Holdings LLC	4.30	02/15/43	10,000	6,894
Macy's Retail Holdings LLC	5.13	01/15/42	15,000	11,166
Macy's Retail Holdings LLC (1)	5.88	04/01/29	10,000	9,503
Macy's Retail Holdings LLC (1)	5.88	03/15/30	10,000	9,400
Macy's Retail Holdings LLC (1)	6.13	03/15/32	15,000	13,904
Michaels Cos, Inc. (1)	5.25	05/01/28	15,000	12,918
Michaels Cos, Inc. (1)	7.88	05/01/29	45,000	35,488
NMG Holding Co., Inc./Neiman Marcus Group LLC (1)	7.13	04/01/26	20,000	19,879
Nordstrom, Inc.	4.00	03/15/27	15,000	13,920
Nordstrom, Inc.	4.25	08/01/31	25,000	21,238
Nordstrom, Inc.	4.38	04/01/30	15,000	13,074
Nordstrom, Inc.	5.00	01/15/44	20,000	16,617
Party City Holdings, Inc. (1)	8.75	02/15/26	20,000	18,407
Penske Automotive Group, Inc.	3.50	09/01/25	20,000	19,326
Penske Automotive Group, Inc.	3.75	06/15/29	10,000	8,545
PetSmart, Inc./PetSmart Finance Corp. (1)	4.75	02/15/28	25,000	23,285
PetSmart, Inc./PetSmart Finance Corp. (1)	7.75	02/15/29	45,000	44,825
QVC, Inc.	4.45	02/15/25	20,000	19,424
QVC, Inc.	4.75	02/15/27	20,000	17,935
QVC, Inc.	4.85	04/01/24	35,000	34,845

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL - 17.3% (Continued)
QVC, Inc.	5.45	08/15/34	$16,000	$12,851
QVC, Inc.	5.95	03/15/43	10,000	7,806
Sally Holdings LLC/Sally Capital, Inc.	5.63	12/01/25	15,000	15,076
Sally Holdings LLC/Sally Capital, Inc. (1)	8.75	04/30/25	20,000	21,001
Sonic Automotive, Inc. (1)	4.63	11/15/29	25,000	21,544
Sonic Automotive, Inc. (1)	4.88	11/15/31	10,000	8,549
Victoria's Secret & Co. (1)	4.63	07/15/29	20,000	16,432
				988,793
TEXTILES - 0.2%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (1)	7.50	05/01/25	15,000	13,553
TOTAL CORPORATE BONDS (Cost - $5,830,904)				5,527,783
SHORT-TERM INVESTMENTS - 2.6%
TIME DEPOSITS - 2.6%
Barclays, London	0.13	05/02/22	149,411	149,411
TOTAL SHORT-TERM INVESTMENTS (Cost - $149,411)				149,411
TOTAL INVESTMENTS - 99.6% (Cost - $5,980,315)				$5,677,194
OTHER ASSETS LESS LIABILITIES - 0.4%				21,770
NET ASSETS - 100.0%				$5,698,964

(1)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2022, amounted to $3,816,452 and represented 67.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust's Board of Trustees.

(2)  Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS - 99.7%
AGRICULTURE - 1.9%
Darling Ingredients, Inc. (1)	5.25	04/15/27	$25,000	$25,031
Turning Point Brands, Inc. (1)	5.63	02/15/26	15,000	14,300
Vector Group Ltd. (1)	5.75	02/01/29	45,000	39,562
Vector Group Ltd. (1)	10.50	11/01/26	25,000	25,553
				104,446
BEVERAGES - 1.2%
Primo Water Holdings, Inc. (1)	4.38	04/30/29	40,000	34,866
Triton Water Holdings, Inc. (1)	6.25	04/01/29	40,000	33,161
				68,027
BUILDING MATERIALS - 0.3%
Victors Merger Corp. (1)	6.38	05/15/29	25,000	15,034
CHEMICALS - 0.9%
Cerdia Finanz GmbH (1)	10.50	02/15/27	25,000	22,188
Diamond BC BV (1)	4.63	10/01/29	30,000	25,846
				48,034
COMMERCIAL SERVICES - 0.3%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. (1)	5.00	02/01/26	20,000	18,794
COSMETICS/PERSONAL CARE - 3.1%
Coty, Inc. (1)	5.00	04/15/26	40,000	38,047
Coty, Inc. (1)	6.50	04/15/26	25,000	24,344
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC (1)	4.75	01/15/29	30,000	26,739
Edgewell Personal Care Co. (1)	4.13	04/01/29	25,000	22,221
Edgewell Personal Care Co. (1)	5.50	06/01/28	40,000	38,758
Oriflame Investment Holding PLC (1)	5.13	05/04/26	25,000	18,300
Revlon Consumer Products Corp.	6.25	08/01/24	20,000	6,600
				175,009
ELECTRIC - 28.9%
Algonquin Power & Utilities Corp.	4.75	01/18/82	35,000	32,058
Calpine Corp. (1)	3.75	03/01/31	40,000	33,763
Calpine Corp. (1)	4.50	02/15/28	55,000	50,996
Calpine Corp. (1)	4.63	02/01/29	25,000	21,882
Calpine Corp. (1)	5.00	02/01/31	50,000	42,701
Calpine Corp. (1)	5.13	03/15/28	75,000	68,221
Calpine Corp. (1)	5.25	06/01/26	20,000	19,774
Clearway Energy Operating LLC (1)	3.75	02/15/31	50,000	43,076
Clearway Energy Operating LLC (1)	3.75	01/15/32	20,000	16,982
Clearway Energy Operating LLC (1)	4.75	03/15/28	30,000	28,398
DPL, Inc.	4.13	07/01/25	25,000	24,036
DPL, Inc.	4.35	04/15/29	15,000	13,746
Drax Finco PLC (1)	6.63	11/01/25	25,000	25,189
Electricite de France SA (1),(2)	5.63	-	75,000	73,411
Emera, Inc.	6.75	06/15/76	60,000	61,050
FirstEnergy Corp.	2.05	03/01/25	35,000	33,142

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC - 28.9% (Continued)
FirstEnergy Corp.	2.65	03/01/30	$100,000	$84,964
FirstEnergy Corp.	3.40	03/01/50	45,000	33,599
FirstEnergy Corp.	4.40	07/15/27	40,000	38,854
FirstEnergy Corp.	5.35	07/15/47	40,000	37,449
FirstEnergy Corp.	7.38	11/15/31	65,000	74,646
InterGen NV (1)	7.00	06/30/23	20,000	19,586
Leeward Renewable Energy Operations LLC (1)	4.25	07/01/29	15,000	13,475
NextEra Energy Operating Partners LP (1)	3.88	10/15/26	25,000	23,625
NextEra Energy Operating Partners LP (1)	4.25	07/15/24	30,000	29,819
NextEra Energy Operating Partners LP (1)	4.50	09/15/27	25,000	23,713
NRG Energy, Inc. (1)	3.38	02/15/29	20,000	16,977
NRG Energy, Inc. (1)	3.63	02/15/31	25,000	20,852
NRG Energy, Inc. (1)	3.88	02/15/32	80,000	66,900
NRG Energy, Inc. (1)	5.25	06/15/29	30,000	28,299
NRG Energy, Inc.	5.75	01/15/28	65,000	63,614
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (1)	4.50	08/15/28	35,000	32,771
PG&E Corp.	5.00	07/01/28	45,000	41,470
PG&E Corp.	5.25	07/01/30	55,000	50,085
Talen Energy Supply LLC	6.50	06/01/25	25,000	9,287
Talen Energy Supply LLC (1)	6.63	01/15/28	15,000	14,214
Talen Energy Supply LLC (1)	7.25	05/15/27	45,000	43,150
Talen Energy Supply LLC (1)	7.63	06/01/28	25,000	24,002
Talen Energy Supply LLC (1)	10.50	01/15/26	25,000	9,286
TransAlta Corp.	6.50	03/15/40	15,000	15,048
Vistra Operations Co. LLC (1)	4.38	05/01/29	55,000	49,981
Vistra Operations Co. LLC (1)	5.00	07/31/27	65,000	61,991
Vistra Operations Co. LLC (1)	5.50	09/01/26	50,000	49,875
Vistra Operations Co. LLC (1)	5.63	02/15/27	65,000	64,101
				1,630,058
ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Energizer Holdings, Inc. (1)	4.38	03/31/29	40,000	33,358
Energizer Holdings, Inc. (1)	4.75	06/15/28	25,000	22,014
Energizer Holdings, Inc. (1)	6.50	12/31/27	15,000	14,421
				69,793
ENERGY-ALTERNATE SOURCES - 2.1%
Atlantica Sustainable Infrastructure PLC (1)	4.13	06/15/28	15,000	13,671
Sunnova Energy Corp. (1)	5.88	09/01/26	15,000	13,745
TerraForm Power Operating LLC (1)	4.75	01/15/30	20,000	18,037
TerraForm Power Operating LLC (1)	5.00	01/31/28	45,000	42,112
Topaz Solar Farms LLC (1)	5.75	09/30/39	29,515	30,031
				117,596
FOOD - 23.2%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	3.25	03/15/26	40,000	36,547
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	3.50	03/15/29	65,000	54,842
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	4.63	01/15/27	60,000	56,264
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	4.88	02/15/30	55,000	49,878

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD - 23.2% (Continued)
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	5.88	02/15/28	$40,000	$38,922
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (1)	7.50	03/15/26	20,000	21,047
Aragvi Finance International DAC (1)	8.45	04/29/26	10,000	7,784
B&G Foods, Inc.	5.25	04/01/25	55,000	52,454
B&G Foods, Inc.	5.25	09/15/27	15,000	13,768
C&S Group Enterprises LLC (1)	5.00	12/15/28	15,000	12,788
Chobani LLC/Chobani Finance Corp., Inc. (1)	4.63	11/15/28	20,000	18,025
Chobani LLC/Chobani Finance Corp., Inc. (1)	7.50	04/15/25	30,000	28,170
Del Monte Foods, Inc. (1)	11.88	05/15/25	25,000	27,332
FAGE International S.A./FAGE USA Dairy Industry, Inc. (1)	5.63	08/15/26	10,000	9,322
Fresh Market, Inc. (1)	9.75	05/01/23	40,000	39,058
H-Food Holdings LLC/Hearthside Finance Co., Inc. (1)	8.50	06/01/26	15,000	14,132
Ingles Markets, Inc. (1)	4.00	06/15/31	15,000	13,495
Lamb Weston Holdings, Inc. (1)	4.13	01/31/30	75,000	67,027
Lamb Weston Holdings, Inc. (1)	4.38	01/31/32	10,000	8,948
Lamb Weston Holdings, Inc. (1)	4.88	05/15/28	25,000	24,350
Performance Food Group, Inc. (1)	4.25	08/01/29	50,000	44,511
Performance Food Group, Inc. (1)	5.50	10/15/27	55,000	53,442
Pilgrim's Pride Corp. (1)	3.50	03/01/32	40,000	33,860
Pilgrim's Pride Corp. (1)	4.25	04/15/31	50,000	45,689
Pilgrim's Pride Corp. (1)	5.88	09/30/27	40,000	40,340
Post Holdings, Inc. (1)	4.50	09/15/31	85,000	70,799
Post Holdings, Inc. (1)	4.63	04/15/30	80,000	68,495
Post Holdings, Inc. (1)	5.50	12/15/29	55,000	50,114
Post Holdings, Inc. (1)	5.63	01/15/28	65,000	61,563
Post Holdings, Inc. (1)	5.75	03/01/27	11,000	10,861
Safeway, Inc.	7.25	02/01/31	10,000	10,462
SEG Holding LLC/SEG Finance Corp. (1)	5.63	10/15/28	10,000	9,786
Sigma Holdco BV (1)	7.88	05/15/26	20,000	15,001
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed (1)	4.63	03/01/29	45,000	40,665
TreeHouse Foods, Inc.	4.00	09/01/28	20,000	16,321
United Natural Foods, Inc. (1)	6.75	10/15/28	25,000	25,050
US Foods, Inc. (1)	4.63	06/01/30	30,000	26,886
US Foods, Inc. (1)	4.75	02/15/29	35,000	32,378
US Foods, Inc. (1)	6.25	04/15/25	60,000	61,714
				1,312,090
GAS - 2.2%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	35,000	34,516
AmeriGas Partners LP/AmeriGas Finance Corp.	5.63	05/20/24	25,000	25,000
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	25,000	24,607
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	40,000	39,542
				123,665
HOME FURNISHINGS - 1.1%
Tempur Sealy International, Inc. (1)	3.88	10/15/31	35,000	29,069
Tempur Sealy International, Inc. (1)	4.00	04/15/29	40,000	34,720
				63,789

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES - 3.2%
ACCO Brands Corp. (1)	4.25	03/15/29	$30,000	$26,138
Central Garden & Pet Co.	4.13	10/15/30	25,000	21,650
Central Garden & Pet Co. (1)	4.13	04/30/31	15,000	12,886
Central Garden & Pet Co.	5.13	02/01/28	15,000	14,494
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (1)	5.00	12/31/26	20,000	17,727
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (1)	7.00	12/31/27	30,000	23,741
Spectrum Brands, Inc. (1)	3.88	03/15/31	35,000	29,362
Spectrum Brands, Inc. (1)	5.00	10/01/29	15,000	13,969
Spectrum Brands, Inc.	5.75	07/15/25	20,000	20,224
				180,191
HOUSEWARES - 5.6%
American Greetings Corp. (1)	8.75	04/15/25	25,000	24,723
CD&R Smokey Buyer, Inc. (1)	6.75	07/15/25	35,000	35,709
Newell Brands, Inc.	4.45	04/01/26	95,000	94,297
Newell Brands, Inc.	4.88	06/01/25	35,000	35,496
Newell Brands, Inc.	5.75	04/01/46	45,000	41,994
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	16,488
Scotts Miracle-Gro Co.	4.38	02/01/32	40,000	33,476
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	13,189
SWF Escrow Issuer Corp. (1)	6.50	10/01/29	30,000	23,219
				318,591
LEISURE TIME - 0.8%
MajorDrive Holdings IV LLC (1)	6.38	06/01/29	25,000	19,845
Vista Outdoor, Inc. (1)	4.50	03/15/29	25,000	22,407
				42,252
PHARMACEUTICALS - 1.7%
BellRing Brands, Inc. (1)	7.00	03/15/30	40,000	39,150
Herbalife Nutrition Ltd./HLF Financing, Inc. (1)	7.88	09/01/25	40,000	39,423
HLF Financing Sarl LLC/Herbalife International, Inc. (1)	4.88	06/01/29	20,000	16,124
				94,697
RETAIL - 17.9%
1011778 BC ULC/New Red Finance, Inc. (1)	3.50	02/15/29	50,000	44,219
1011778 BC ULC/New Red Finance, Inc. (1)	3.88	01/15/28	70,000	64,504
1011778 BC ULC/New Red Finance, Inc. (1)	4.00	10/15/30	135,000	115,594
1011778 BC ULC/New Red Finance, Inc. (1)	4.38	01/15/28	30,000	27,414
1011778 BC ULC/New Red Finance, Inc. (1)	5.75	04/15/25	20,000	20,454
99 Escrow Issuer, Inc. (1)	7.50	01/15/26	15,000	9,770
Arko Corp. (1)	5.13	11/15/29	20,000	17,726
Bloomin' Brands, Inc./OSI Restaurant Partners LLC (1)	5.13	04/15/29	10,000	9,313
Brinker International, Inc. (1)	5.00	10/01/24	30,000	29,971
Carrols Restaurant Group, Inc. (1)	5.88	07/01/29	15,000	11,382
CEC Entertainment LLC (1)	6.75	05/01/26	35,000	32,944
Dave & Buster's, Inc. (1)	7.63	11/01/25	20,000	20,775
eG Global Finance PLC (1)	6.75	02/07/25	55,000	53,543
eG Global Finance PLC (1)	8.50	10/30/25	15,000	15,022
Ferrellgas LP/Ferrellgas Finance Corp. (1)	5.38	04/01/26	30,000	27,188

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2022 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL - 17.9% (Continued)
Ferrellgas LP/Ferrellgas Finance Corp. (1)	5.88	04/01/29	$40,000	$34,959
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. (1)	7.00	08/15/28	15,000	11,420
IRB Holding Corp. (1)	7.00	06/15/25	35,000	36,062
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (1)	4.75	06/01/27	35,000	34,956
Marks & Spencer PLC (1)	7.13	12/01/37	15,000	15,278
Murphy Oil USA, Inc. (1)	3.75	02/15/31	20,000	17,597
Murphy Oil USA, Inc.	4.75	09/15/29	35,000	33,212
Murphy Oil USA, Inc.	5.63	05/01/27	15,000	14,813
Papa John's International, Inc. (1)	3.88	09/15/29	20,000	17,522
Rite Aid Corp. (1)	7.50	07/01/25	25,000	21,452
Rite Aid Corp. (1)	8.00	11/15/26	40,000	33,692
Sizzling Platter LLC/Sizzling Platter Finance Corp. (1)	8.50	11/28/25	15,000	13,678
Yum! Brands, Inc.	3.63	03/15/31	50,000	43,042
Yum! Brands, Inc.	3.88	11/01/23	25,000	25,243
Yum! Brands, Inc.	4.63	01/31/32	35,000	31,859
Yum! Brands, Inc. (1)	4.75	01/15/30	60,000	57,157
Yum! Brands, Inc.	5.35	11/01/43	25,000	22,974
Yum! Brands, Inc.	5.38	04/01/32	50,000	47,860
				1,012,595
TOYS/GAMES/HOBBIES - 1.9%
Mattel, Inc. (1)	3.38	04/01/26	30,000	29,207
Mattel, Inc. (1)	3.75	04/01/29	30,000	28,619
Mattel, Inc.	5.45	11/01/41	15,000	15,081
Mattel, Inc. (1)	5.88	12/15/27	25,000	25,601
Mattel, Inc.	6.20	10/01/40	10,000	10,389
				108,897
TOTAL CORPORATE BONDS (Cost - $5,819,029)				5,503,558
SHORT-TERM INVESTMENTS - 2.2%
TIME DEPOSITS - 2.2%
BNP Paribas, Paris	0.13	05/02/22	123,587	123,587
TOTAL SHORT-TERM INVESTMENTS (Cost - $123,587)				123,587
TOTAL INVESTMENTS - 99.7% (Cost - $5,942,616)				$5,627,145
OTHER ASSETS LESS LIABILITIES - 0.3%				16,825
NET ASSETS - 100.0%				$5,643,970

(1)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2022, amounted to $4,131,459 and represented 73.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust's Board of Trustees.

(2)  Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

ASSETS:	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
Investments in securities, at value	$5,747,795	$3,691,791	$5,599,863	$5,620,425	$5,836,642
Cash	17	1	6	13	9
Receivable for investments sold	22,184	19,492	9,010	188,041	62,177
Interest income receivable	87,785	56,259	82,896	80,135	94,494
TOTAL ASSETS	5,857,781	3,767,543	5,691,775	5,888,614	5,993,322
LIABILITIES:
Payable for investments purchased	136,783	-	-	192,410	84,788
Management fees payable	4,011	2,774	4,017	3,999	4,258
TOTAL LIABILITIES	140,794	2,774	4,017	196,409	89,046
NET ASSETS	$5,716,987	$3,764,769	$5,687,758	$5,692,205	$5,904,276
COMPONENTS OF NET ASSETS:
Paid-in capital	5,974,685	3,965,380	5,972,350	5,957,145	6,046,115
Total (accumulated loss)	(257,698)	(200,611)	(284,592)	(264,940)	(141,839)
NET ASSETS	$5,716,987	$3,764,769	$5,687,758	$5,692,205	$5,904,276
Shares outstanding	150,000	100,000	150,000	150,000	152,500
Net asset value, offering and redemption price per share	$38.11	$37.65	$37.92	$37.95	$38.72
Investment in securities, at cost	$6,029,854	$3,908,793	$5,907,799	$5,897,975	$6,007,944

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2022 (Unaudited)

ASSETS:	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non- Cyclicals Sector ETF
Investments in securities, at value	$5,677,194	$5,627,145
Cash	11	14
Receivable for investments sold	14,589	42,776
Interest income receivable	96,376	78,982
TOTAL ASSETS	5,788,170	5,748,917
LIABILITIES:
Payable for investments purchased	85,200	100,976
Management fees payable	4,006	3,971
TOTAL LIABILITIES	89,206	104,947
NET ASSETS	$5,698,964	$5,643,970
COMPONENTS OF NET ASSETS:
Paid-in capital	5,977,055	5,961,470
Total (accumulated loss)	(278,091)	(317,500)
NET ASSETS	$5,698,964	$5,643,970
Shares outstanding	150,000	150,000
Net asset value, offering and redemption price per share	$37.99	$37.63
Investment in securities, at cost	$5,980,315	$5,942,616

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations

For the Period Ended April 30, 2022(1) (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
INVESTMENT INCOME:
Interest income	$67,970	$46,646	$66,445	$63,922	$70,968
Total Income	67,970	46,646	66,445	63,922	70,968
EXPENSES:
Management fees	4,011	2,774	4,017	3,999	4,258
Total Expenses	4,011	2,774	4,017	3,999	4,258
NET INVESTMENT INCOME	63,959	43,872	62,428	59,923	66,710
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized (loss)/gain on:
Investments in securities	(1,868)	(1,339)	(2,662)	(12,038)	2,121
Net realized (loss)/gain	(1,868)	(1,339)	(2,662)	(12,038)	2,121
Change in unrealized depreciation on:
Investments in securities	(282,059)	(217,002)	(307,936)	(277,550)	(171,302)
Change in unrealized depreciation	(282,059)	(217,002)	(307,936)	(277,550)	(171,302)
Net Realized and Unrealized Loss on Investments	(283,927)	(218,341)	(310,598)	(289,588)	(169,181)
Net Decrease in Net Assets Resulting from Operations	$(219,968)	$(174,469)	$(248,170)	$(229,665)	$(102,471)

(1)  Funds commenced operations on February 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2022(1) (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non- Cyclicals Sector ETF
INVESTMENT INCOME:
Interest income	$64,120	$63,272
Total Income	64,120	63,272
EXPENSES:
Management fees	4,006	3,971
Total Expenses	4,006	3,971
NET INVESTMENT INCOME	60,114	59,301
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	41	(26,912)
Net realized gain/(loss)	41	(26,912)
Change in unrealized depreciation on:
Investments in securities	(303,121)	(315,471)
Change in unrealized depreciation	(303,121)	(315,471)
Net Realized and Unrealized Loss on Investments	(303,080)	(342,383)
Net Decrease in Net Assets Resulting from Operations	$(242,966)	$(283,082)

(1)  Funds commenced operations on February 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets

For the Period Ended April 30, 2022(1) (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
OPERATIONS:
Net investment income	$63,959	$43,872	$62,428	$59,923	$66,710
Net realized (loss)/gain on investments	(1,868)	(1,339)	(2,662)	(12,038)	2,121
Net change in unrealized depreciation on investments	(282,059)	(217,002)	(307,936)	(277,550)	(171,302)
Net decrease in net assets resulting from operations	(219,968)	(174,469)	(248,170)	(229,665)	(102,471)
DISTRIBUTIONS TO SHAREHOLDERS	(37,730)	(26,142)	(36,422)	(35,275)	(39,368)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	5,974,685	3,965,380	5,972,350	5,957,145	5,946,115
Net increase in net assets from capital transactions	5,974,685	3,965,380	5,972,350	5,957,145	5,946,115
Increase in net assets	5,716,987	3,764,769	5,687,758	5,692,205	5,804,276
NET ASSETS:
Beginning of period	-	-	-	-	100,000 (2)
End of period	$5,716,987	$3,764,769	$5,687,758	$5,692,205	$5,904,276
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	-	-	-	-	2,500 (2)
Shares sold	150,000	100,000	150,000	150,000	150,000
Shares outstanding, end of period	150,000	100,000	150,000	150,000	152,500

(1)  Funds commenced operations on February 15, 2022.

(2)  Beginning capital of $100,000 was contributed by BondBloxx Investment Management Corporation, Investment Adviser to the Fund, in exchange for 2,500 Shares of the Fund at a net asset value of $40 per share, in connection with the seeding of the Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

For the Period Ended April 30, 2022(1) (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non- Cyclicals Sector ETF
OPERATIONS:
Net investment income	$60,114	$59,301
Net realized gain/(loss) on investments	41	(26,912)
Net change in unrealized depreciation on investments	(303,121)	(315,471)
Net decrease in net assets resulting from operations	(242,966)	(283,082)
DISTRIBUTIONS TO SHAREHOLDERS	(35,125)	(34,418)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	5,977,055	5,961,470
Net increase in net assets from capital transactions	5,977,055	5,961,470
Increase in net assets	5,698,964	5,643,970
NET ASSETS:
Beginning of period	-	-
End of period	$5,698,964	$5,643,970
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	-	-
Shares sold	150,000	150,000
Shares outstanding, end of period	150,000	150,000

(1)  Funds commenced operations on February 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights

For the Period Ended April 30, 2022(1) (Unaudited)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
Net asset value, beginning of period	$39.89 (2)	$39.63 (2)	$39.86 (2)	$39.79 (2)	$39.63
Income from operations:
Net investment income (3)	0.45	0.44	0.44	0.42	0.44
Net realized and unrealized loss on investments	(1.98)	(2.16)	(2.14)	(2.02)	(1.09)
Total loss from operations	(1.53)	(1.72)	(1.70)	(1.60)	(0.65)
Less distributions from:
Net investment income	(0.25)	(0.26)	(0.24)	(0.24)	(0.26)
Total distributions	(0.25)	(0.26)	(0.24)	(0.24)	(0.26)
Net Asset Value, end of period	$38.11	$37.65	$37.92	$37.95	$38.72
Market Value, end of period	$37.93	$37.45	$37.72	$37.71	$38.42
Total Return at Net Asset Value	(3.83)%	(4.41)%	(4.23)%	(4.01)%	(1.64)%
Total Return at Market Value	(4.26)%	(4.82)%	(4.69)%	(4.61)%	(2.35)%
Net Assets, end of period (millions)	$5.7	$3.8	$5.7	$5.7	$5.9
Ratios to average net assets:
Expenses (4)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (4,5)	5.58%	5.54%	5.44%	5.24%	5.48%
Portfolio turnover rate (6)	2%	2%	3%	6%	8%

(1)  Funds commenced operations on February 15, 2022.

(2)  The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statements of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date February 15, 2022, to when the initial basket was created.

(3)  Based on average daily shares outstanding.

(4)  Annualized.

(5)  Net investment income/(loss) represents income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For the Period Ended April 30, 2022(1) (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Net asset value, beginning of period	$39.92 (2)	$39.86 (2)
Income from operations:
Net investment income (3)	0.42	0.41
Net realized and unrealized loss on investments	(2.12)	(2.41)
Total loss from operations	(1.70)	(2.00)
Less distributions from:
Net investment income	(0.23)	(0.23)
Total distributions	(0.23)	(0.23)
Net Asset Value, end of period	$37.99	$37.63
Market Value, end of period	$37.80	$37.42
Total Return at Net Asset Value	(4.12)%	(4.89)%
Total Return at Market Value	(4.75)%	(5.54)%
Net Assets, end of period (millions)	$5.7	$5.6
Ratios to average net assets:
Expenses (4)	0.35%	0.35%
Net investment income (4,5)	5.25%	5.23%
Portfolio turnover rate (6)	2%	16%

(1)  Funds commenced operations on February 15, 2022.

(2)  The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statements of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date February 15, 2022, to when the initial basket was created.

(3)  Based on average daily shares outstanding.

(4)  Annualized.

(5)  Net investment income/(loss) represents income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements

April 30, 2022 (Unaudited)

1.  ORGANIZATION

The BondBloxx ETF Trust (the "Trust") is a Delaware statutory trust organized on August 17, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's shares are registered under the Securities Act of 1933, as amended. The Trust currently consists of Bond shares of seven separate series: BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, and BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (each, a "Fund" and collectively, the "Funds"). The Funds are classified as "non-diversified" under the 1940 Act.

Each Fund is managed by BondBloxx Investment Management Corporation ("BIM" or "Adviser") and generally seeks to track the investment results of a component (each, an "Index") of the ICE BofA US Cash Pay High Yield Constrained Index (the "Underlying Index"). Each Index models the performance of the bonds of issuers within a particular sector or group of sectors that make up the broad U.S. high yield market as represented by the Underlying Index. Each fund commenced operations on February 15, 2022.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies", for the purpose of financial reporting.

Security transactions and Income recognition

Security transactions are recorded on a trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method and included in interest income.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Cash

Cash includes non-interest bearing non-restricted cash held with a financial institution.

Investment Valuation

The Net Asset Value ("NAV") of each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices of the Fund's assets at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2022 (Unaudited)

market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange.

The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by each Fund are determined pursuant to valuation policies and procedures approved by the Board and administered by BIM.

Each Fund values fixed-income portfolio securities at the midpoint between the bid and ask prices, or at current market price quotations provided by dealers, or at prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BIM determines in good faith that such method does not represent fair value.

Generally, trading in money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BIM to be unreliable, each Fund's investments are valued at fair value. Fair value determinations are made by BIM in accordance with policies and procedures approved by the Board. BIM may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A "significant event" is deemed to occur if BIM determines, in its reasonable business judgment prior to or at the time of pricing the Fund's assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm's-length transaction. Valuing a Fund's investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Index.

Various inputs are used in determining the value of the Funds' investments. The three levels defined by the hierarchy are as follows:

◼  Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

◼  Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

◼  Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2022 (Unaudited)

The following table summarizes the valuation of the Funds' assets and liabilities under the fair value hierarchy levels as of April 30, 2022:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,528,023	$-	$5,528,023
Time Deposits	-	219,772	-	219,772
Total Investments	$-	$5,747,795	$-	$5,747,795

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$3,677,129	$-	$3,677,129
Time Deposits	-	14,662	-	14,662
Total Investments	$-	$3,691,791	$-	$3,691,791

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,532,739	$-	$5,532,739
Time Deposits	-	67,124	-	67,124
Total Investments	$-	$5,599,863	$-	$5,599,863

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,489,510	$-	$5,489,510
Time Deposits	-	130,915	-	130,915
Total Investments	$-	$5,620,425	$-	$5,620,425

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,763,555	$-	$5,763,555
Time Deposits	-	73,087	-	73,087
Total Investments	$-	$5,836,642	$-	$5,836,642

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,527,783	$-	$5,527,783
Time Deposits	-	149,411	-	149,411
Total Investments	$-	$5,677,194	$-	$5,677,194

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,503,558	$-	$5,503,558
Time Deposits	-	123,587	-	123,587
Total Investments	$-	$5,627,145	$-	$5,627,145

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2022 (Unaudited)

Bonds

Each Fund invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Time Deposits

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund's Portfolio of Investments.

Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

Distribution of Income and Gains

The Funds intend to declare and make distributions of taxable net investment income and net capital gains monthly. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser furnishes investment management services to the Fund pursuant to an Investment Advisory Agreement with the Trust's Board of Trustees (the "Board") on behalf of each Fund (the "Advisory Agreement"), subject to the supervision and direction of the Board. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, as of the date of these financial statements.

Pursuant to the Investment Advisory Agreement between BIM and the Trust (entered into on behalf of each Fund), BIM is responsible for substantially all expenses of the Funds, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not "interested persons" of the Trust).

For its investment advisory services to the Funds, BIM will be paid a management fee from each Fund based on a percentage of each Fund's average daily net assets, at the annual rate of 0.35%. BIM may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BIM at any time. Any waivers/reimbursements are not subject to recoupment by the Adviser.

Other Service Providers

Brown Brothers Harriman & Co. ("BBH") is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2022 (Unaudited)

BBH entered into an agreement with State Street Corporation ("State Street") under which State Street will acquire BBH's Investor Services business, which includes its custody, fund accounting and administration, transfer agency, depositary services, foreign exchange and securities lending services. The transaction is subject to customary closing conditions and regulatory approvals.

Foreside Fund Services, LLC (the "Distributor") is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

ACA Group provides the Trust with a Chief Compliance Officer.

Ropes & Gray LLP is counsel to the Trust.

Cohen & Company, Ltd. serves as the Trust's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

4.  PURCHASE AND SALE OF FUND SHARES

The Funds will offer, issue and redeem shares ("Shares") at NAV only in aggregations of a specified number of Shares (each a "Creation Unit"). The Funds may issue and redeem Creation Units of its Shares only to certain authorized participants that have entered into agreements with the Distributor ("Authorized Participants") in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) ("Deposit Instruments"), together with the deposit of a specified cash payment ("Cash Component"). Shares of the Funds will be listed and trade on NYSE Arca, Inc. (the "Exchange" or "NYSE Arca"), a national securities exchange. Shares of the Funds will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds' NAV. Shares will be redeemable only in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission ("SEC") rules and regulations applicable to management investment companies offering redeemable securities.

5.  INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended April 30, 2022 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$231,962	$133,156
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	57,003	89,413
BondBloxx USD High Yield Bond Healthcare Sector ETF	212,904	196,814
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	323,374	341,199
BondBloxx USD High Yield Bond Energy Sector ETF	765,220	497,439
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	242,252	130,561
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	1,012,644	921,071

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2022 (Unaudited)

For the period ended April 30, 2022, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$5,814,060	$-
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	3,926,475	-
BondBloxx USD High Yield Bond Healthcare Sector ETF	5,838,595	-
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	5,798,048	-
BondBloxx USD High Yield Bond Energy Sector ETF	5,884,865	-
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	5,842,559	-
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	5,878,021	-

6.  FEDERAL INCOME TAXES

The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.

At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx USD High Yield Bond Industrial Sector ETF	$6,029,854	$4,407	$(286,466)	$(282,059)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	3,908,793	1,648	(218,650)	(217,002)
BondBloxx USD High Yield Bond Healthcare Sector ETF	5,907,799	1,335	(309,271)	(307,936)
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	5,897,975	296	(277,846)	(277,550)
BondBloxx USD High Yield Bond Energy Sector ETF	6,007,944	20,691	(191,993)	(171,302)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	5,980,315	2,077	(305,198)	(303,121)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	5,942,616	4,609	(320,080)	(315,471)

7.  RELATED PARTIES

At April 30, 2022, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

8.  INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds' maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2022 (Unaudited)

Funds in connection with the Funds indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9.  INVESTMENT RISKS

A discussion of some of the principal risks associated with an investment in a Fund is contained in each Fund's Prospectus. An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of bonds in general, and other factors that affect the market.

High Yield Bonds Risk. Bonds that are rated below investment-grade (sometimes referred to as "junk bonds," which may include those bonds rated below "BBB-" by S&P Global Ratings and Fitch, or below "Baa3" by Moody's), or similar bonds that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated bonds of similar maturity and may be more likely to default.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund's performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The recent historically low interest rate environment heightens the risks associated with rising interest rates that may result from central bank or government intervention or other inflationary pressures.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds' investments more than the market as a whole, to the extent that the Funds' investments are concentrated in the securities of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class. The Funds may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus that was first detected in December 2019 has spread globally. The impact of this outbreak has adversely affected the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be predicted with certainty. Any market or economic disruption can be expected to result in elevated tracking error and increased premiums or discounts to each Fund's NAV.

Non-Diversification Risk. The Funds are classified as "non-diversified" funds under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (e.g., cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2022 (Unaudited)

10.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, which is intended to address valuation practices and the role of the board of trustees with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit a fund's board to designate the fund's primary investment adviser to perform the fund's fair value determinations, which will be subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee the investment adviser's fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. BIM continues to review Rule 2a-5 and its impact on BIM's and each Fund's valuation policies and related practices.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and in addition to these and other requirements, to maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. Management expects that the adoption of this guidance will not have a material impact on the Funds' financial statements.

11.  SUBSEQUENT EVENTS

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Trust's Board of Trustees (the "Board"), including a majority of the Trustees who are not "interested persons" (as that term is defined in the 1940 Act) (the "Independent Trustees) of BondBloxx ETF Trust (the "Trust"), is required to consider and approve the Investment Advisory Agreement between the Trust and BondBloxx (the "Advisory Agreement") whereby the Board and its committees (composed solely of Independent Trustees) assess BondBloxx's proposed services to the Funds, including investment management; oversight of the Funds' service providers; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements. At a meeting held on November 22, 2021, the Trust's Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement for a one-year period.

In determining whether to approve the entering into of the Advisory Agreement, BondBloxx furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the Advisory Agreement was in the best interests of the Funds and their respective shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the Advisory Agreement with management and legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Advisory Agreement.

In approving the Advisory Agreement for the Funds, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the Funds by BondBloxx; (2) BondBloxx's proposed compensation under the Advisory Agreement; (3) the estimated expenses of the Funds; (4) the estimated costs of services to be provided to the Funds and the anticipated profits to be realized by BondBloxx from its management of the Funds; (5) the potential for economies of scale and the sharing of any economies of scale with the Funds' shareholders; (6) the fees paid by and services provided to comparable high yield bond exchange-traded funds ("ETFs"); and (7) other potential benefits to BondBloxx from its relationship with the Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by BondBloxx under the Advisory Agreement, the Board reviewed information provided by BondBloxx relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of BondBloxx's personnel. The Board also took into account the systems and resources that BondBloxx intended to devote to investment management, legal and compliance. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by BondBloxx under the Advisory Agreement.

Performance. The Board took into account that BondBloxx does not currently manage any accounts or funds and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individual who is expected to serve as portfolio manager to the Funds. In addition, the Board considered BondBloxx's investment philosophy and portfolio construction process and the systems and tools BondBloxx expected to use in managing the Funds in accordance with their respective investment objectives and investment strategies. Based on the foregoing, the Board concluded that BondBloxx is qualified to manage each Fund's assets in accordance with the Fund's investment objectives and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that each Fund is required to pay to BondBloxx under the Advisory Agreement and the estimated expense ratios of the Funds. The Board took into account that under the Advisory Agreement BondBloxx is responsible for paying substantially all of the Funds' operating expenses with some exceptions and that this expense structure effectively limits each Fund's expenses to the level of its respective advisory fee. In addition, the Board took into account the expense ratios of comparable high-yield bond ETFs relative to the estimated expense ratios of the Funds. Based on the foregoing, the Board concluded that each Fund's advisory fee is reasonable in view of the services to be received by the Fund from BondBloxx and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by BondBloxx in connection with its provision of services to the Funds pursuant to the Advisory Agreement. In particular, the Board took into account BondBloxx's expectations that during the Funds' initial period of operations the Funds are likely to operate below their breakeven levels and their profitability to BondBloxx would likely be below levels anticipated by BondBloxx in later years. The Board noted potential benefits to BondBloxx that could

BONDBLOXX ETF TRUST

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

accrue as a result of managing the Funds, including potential reputational benefits. Based upon the foregoing, the Board concluded that BondBloxx's anticipated profitability from its relationships with the Funds was reasonable.

Potential Economies of Scale. The Board considered BondBloxx's expectations concerning the Funds' asset growth in the first year of operations and beyond. The Board noted the competitive environment in which the Funds will operate. The Board considered the effect of potential future asset growth on each Fund's performances and expenses. The Board noted that if a Fund's assets increase over time, the Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation to be paid by the Funds to BondBloxx is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the Advisory Agreement, including the compensation payable to BondBloxx under the agreement, is in the best interests of each Fund and its respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement for a one-year period.

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited)

The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by the Adviser and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust are referred to as independent trustees ("Independent Trustees").

The address of each Trustee and officer is c/o BondBloxx ETF Trust, 1100 Larkspur Landing Circle, Suite 395, Larkspur, CA 94939. The Board has designated Joanna Gallegos as its Board Chair. David Lonergan serves as the Lead Independent Trustee.

Independent Trustees

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served		Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Allan Eberhart, (60)	Trustee, Nominating and Governance Committee Chair	2021–	present	Professor of Finance, Founding Director (now Senior Associate Dean) of Master of Science in Finance program, McDonough School of Business, Georgetown University, since 1989	7	None
David Lonergan (51)	Lead Independent Trustee	2021–	present	Retired; Chief Investment Officer Vista Capital Advisors (2017); Managing Director Global Co-Head Securities Lending and Finance BlackRock (1994–2014)	7	Advisory Board Member, Make-A-Wish Greater Bay Area (since 2017)
Stephen Messinger (59)	Trustee, Audit Committee Chair	2021–	present	President, Di Costa Partners, 2019-present (registered fund governance advisory); Managing Director, BlackRock, Inc. (2016–2019); Executive Vice President, iShares ETFs (2016–2019)	7	Director, Ricochet Foundation (since 2018)
H. Michael Williams (61)	Trustee	2021–	present	Retired; Educator, Director of Intercollegiate Athletics, University of California (2014–2018)	7	Director, The Spencer Foundation (since 2019)

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited) (Continued)

Interested Trustee

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served		Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Joanna Gallegos (46)	Interested Trustee and Board Chair	2021–	present	Chief Operating Officer, BondBloxx Investment Management Corporation, since 2021; Head of Global ETF Strategy (2019–2021), Head of US ETFs (2017–2019) and Head of ETF Product Development (2013–2017), J.P. Morgan Asset Management	7	None

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Joanna Gallegos (46)	Chief Executive Officer, President and Secretary

Chief Operating Officer, BondBloxx Investment Management Corporation since 2021; Head of Global ETF Strategy (2019–2021), Head of US ETFs (2017–2019) and Head of ETF Product Development (2013–2017), J.P. Morgan Asset Management; Managing Director/Director, BlackRock, Inc. (1999–2013)

Tony Kelly (50)	Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer

Head of ETF Product and Capital Markets, BondBloxx Investment Management Corporation, since 2021; Managing Director and Head of ETF Product, Goldman Sachs Asset Management (2015–2021); Managing Director/Director, BlackRock, Inc. (2000–2015)

William Woolverton (70)	Chief Compliance Officer

Senior Compliance Advisor, ACA Group, since 2020; Chief Compliance Officer, BondBloxx Investment Management Corporation, since 2021; Operating Partner, Altamont Capital Partners, since 2021; Chairman of the Independent Trustees of Thomas White Funds, since 2016; Managing Director, Waystone (2016–2019)

Nancy J. Tyminski (59)	AML Compliance Officer	Director – Chief Compliance Officer, Foreside Financial Group, LLC, since 2015

BONDBLOXX ETF TRUST

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. BondBloxx ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC's website at www.sec.gov. In addition, the Fund's full portfolio holdings are updated daily and available on the Fund's website at https://bondbloxxetf.com/.

Proxy Voting Policy. Information with respect to how proxies relating to the Funds' portfolio securities were voted during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 896-5089 or through the Funds' website at https://bondbloxxetf.com/; and (ii) on the SEC's website at www.sec.gov.

Proxy Voting Record. BIM, as an adviser to a '40 Act Fund, is required to comply with Rule 30b1-4 under the 1940 Act (the "Proxy Rule"), that requires investment companies to file annual report Form N-PX. The adviser must provide the Fund Administrator with the voting records in order to comply with this filing. On an annual basis, following the end of the 12-month period ending June 30, the Adviser will furnish to the Trust's administrator a full record detailing all how the Adviser voted all Trust proxies for the prior 12-month period.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the funds in BondBloxx ETF Trust and such funds' net asset value can be found on our website, https://bondbloxxetf.com/.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at www.sec.gov.

BONDBLOXX ETF TRUST

General Information (Unaudited)

Investment Adviser

BondBloxx ETF Trust

1100 Larkspur Landing Circle, Suite 395

Larkspur, CA 94939

Administrator, Fund Accountant, Transfer and Dividend Agent and Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Chief Compliance Officer

ACA Group

480 East Swedesford Road, Suite 220

Wayne, PA 19087

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	June 29, 2022

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Tony Kelly
Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer
BondBloxx ETF Trust

Date:	June 29, 2022